As filed with the Securities and Exchange Commission on September 17, 2010

  File No. 033-64875
  File No. 811-07445

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 23  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 24  ☒

SEI ASSET ALLOCATION TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, PA 19456
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 610-989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☒  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2) of rule 485.

SEI ASSET ALLOCATION TRUST

Class D Shares

PROSPECTUS

November XX, 2010

DEFENSIVE STRATEGY FUND (XXXX)

CONSERVATIVE STRATEGY FUND (XXXX)

MODERATE STRATEGY FUND (XXXX)

AGGRESSIVE STRATEGY FUND (XXXX)

CORE MARKET STRATEGY FUND (XXXX)

MARKET GROWTH STRATEGY FUND (XXXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

About This Prospectus

Page
FUND SUMMARY
DEFENSIVE STRATEGY FUND	3
CONSERVATIVE STRATEGY FUND	8
MODERATE STRATEGY FUND	13
AGGRESSIVE STRATEGY FUND	18
CORE MARKET STRATEGY FUND	23
MARKET GROWTH STRATEGY FUND	28
SUMMARY OF OTHER INFORMATION ABOUT THE FUNDS	33
PURCHASE AND SALE OF FUND SHARES
TAX INFORMATION
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
MORE INFORMATION ABOUT INVESTMENTS	34
INFORMATION ABOUT THE UNDERLYING SEI FUNDS
MORE INFORMATION ABOUT RISKS	44
RISK INFORMATION COMMON TO THE FUNDS
RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS
GLOBAL ASSET ALLOCATION	48
INVESTMENT ADVISER	49
INFORMATION ABOUT VOLUNTARY FEE WAIVERS
PURCHASING, EXCHANGING AND SELLING FUND SHARES	51
HOW TO PURCHASE FUND SHARES	51
PRICING OF FUND SHARES
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES
FOREIGN INVESTORS
CUSTOMER IDENTIFICATION AND ANTI-MONEY LAUNDERING PROGRAM
HOW TO EXCHANGE YOUR FUND SHARES	54
HOW TO SELL YOUR FUND SHARES	55
RECEIVING YOUR MONEY
REDEMPTIONS IN KIND
SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES
TELEPHONE TRANSACTIONS	55
DISTRIBUTION OF FUND SHARES	56
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	56
DIVIDENDS, DISTRIBUTIONS AND TAXES	57
DIVIDENDS AND DISTRIBUTIONS
TAXES
HOW TO OBTAIN MORE INFORMATION ABOUT SEI ASSET ALLOCATION TRUST	58

DEFENSIVE STRATEGY FUND

Fund Summary

Investment Goal

Manage risk of loss while providing current income and opportunity for limited capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.42%
Total Annual Fund Operating Expenses	1.78%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Defensive Strategy Fund — Class D Shares	$	XX	$	XX	$	XX	$	XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

The Defensive Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

0-30%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-15%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market

SDIT Ultra Short Bond Fund

SDIT Short-Duration Government Fund

SDIT Intermediate-Duration Government Fund

SIMT Core Fixed Income Fund

SIMT Enhanced Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SLAT Prime Obligation Fund

50-100%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-30%

Principal Risks

Underlying Funds Risk — The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.

Fixed Income Market Risk — The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Equity Market Risk — The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk — The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Derivatives Risk -  An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk — Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, the Fund’s share prices.

Small Capitalization Risk — The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Loss of money is a risk of investing in the Fund.

Performance Information

As of November XX, 2010, Class D Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A Shares performance from year to year and by showing how the Fund’s Class A Shares average annual returns for 1 and 5 years, and since the Fund’s Class A Shares inception, compared with those of a broad measure of market performance.  Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2004	5.29%
2005	3.56%
2006	8.09%
2007	0.18%
2008	-8.31%
2009	4.62%

Best Quarter:	Worst Quarter:
2.88%	-3.96%
(12/31/06)	(03/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Previously, the Fund used the S&P 500 Index as its broad-based index. The Fund selected the Barclays Capital U.S. Aggregate Bond Index because it provides a useful comparison of the performance of the largest allocation of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Defensive Strategy Fund - Class A	1 Year	5 Years	Since Inception* (11/17/2003)
Return Before Taxes	4.62%	1.47%	2.27%
Return After Taxes on Distributions	4.17%	0.22%	1.12%
Return After Taxes on Distributions and Sale of Fund Shares	3.00%	0.57%	1.31%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deducation for fees, expenses or taxes)	5.93%	4.97%	4.97%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.72%

*                      Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Portfolio Managers.

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since Inception (11/17/2003)	Director of Portfolio Implementations
James R. Solloway	Since 2009	Senior Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page XX of this prospectus.

CONSERVATIVE STRATEGY FUND

Fund Summary

Investment Goal

Manage risk of loss while providing the opportunity for modest capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.57%
Total Annual Fund Operating Expenses	1.93%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Conservative Strategy Fund — Class D Shares	$	XX	$	XX	$	XX	$	XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Conservative Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government.  The

Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

0-40%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-20%

Real Estate SIMT Real Estate Fund	0-25%

Investment Grade Bonds & Money Market

SDIT Ultra Short Bond Fund

SDIT Short-Duration Government Fund

SDIT Intermediate-Duration Government Fund

SIMT Core Fixed Income Fund

SIMT Enhanced Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SLAT Prime Obligation Fund

35-100%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

Principal Risks

Underlying Funds Risk — The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.

Fixed Income Market Risk — The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Equity Market Risk — The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk — The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Derivatives Risk -  An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk — Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, the Fund’s share prices.

Small Capitalization Risk — The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Loss of money is a risk of investing in the Fund.

Performance Information

As of November XX, 2010, Class D Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A Shares performance from year to year and by showing how the Fund’s Class A Shares average annual returns for 1 and 5 years, and since the Fund’s Class A

Shares inception, compared with those of a broad measure of market performance.  Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2004	8.35%
2005	4.55%
2006	10.75%
2007	0.75%
2008	-20.93%
2009	13.79%

Best Quarter:	Worst Quarter:
6.77%	-13.10%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Previously, the Fund used the S&P 500 Index as its broad-based index. The Fund selected the Barclays Capital U.S. Aggregate Bond Index because it provides a useful comparison of the performance of the largest allocation of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Conservative Strategy Fund - Class A	1 Year	5 Years	Since Inception* (11/17/2003)
Return Before Taxes	13.79%	0.97%	2.45%
Return After Taxes on Distributions	12.67%	-0.40%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares	8.94%	0.09%	1.40%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	29.92%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.72%

*                      Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Portfolio Managers.

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since Inception (11/17/2003)	Director of Portfolio Implementations
James R. Solloway	Since 2009	Senior Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page XX of this prospectus.

MODERATE STRATEGY FUND

Fund Summary

Investment Goal

Capital appreciation, while managing the risk of loss.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.83%
Total Annual Fund Operating Expenses	2.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Moderate Strategy Fund — Class D Shares	$	XX	$	XX	$	XX	$	XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies

The Moderate Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

0-50%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-25%

Real Estate SIMT Real Estate Fund	0-25%

Investment Grade Bonds & Money Market

SDIT Ultra Short Bond Fund

SDIT Short-Duration Government Fund

SDIT Intermediate-Duration Government Fund

SIMT Core Fixed Income Fund

SIMT Enhanced Income Fund

SIMT U.S. Fixed Income Fund

SIMT Real Return Fund

SLAT Prime Obligation Fund

20-100%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

Principal Risks

Underlying Funds Risk — The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.

Fixed Income Market Risk — The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Equity Market Risk — The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk — The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Derivatives Risk -  An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk — Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, the Fund’s share prices.

Small Capitalization Risk — The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Loss of money is a risk of investing in the Fund.

Performance Information

As of November XX, 2010, Class D Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A Shares performance from year to year and by showing how the Fund’s Class A Shares average annual returns for 1 and 5 years, and since the Fund’s Class A

Shares inception, compared with those of a broad measure of market performance.  Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2004	11.17%
2005	5.49%
2006	12.07%
2007	1.69%
2008	-25.95%
2009	19.51%

Best Quarter:	Worst Quarter:
11.95%	-17.19%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns for Class A Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Previously, the Fund used the S&P 500 Index as its broad-based index. The Fund selected the Barclays Capital U.S. Aggregate Bond Index because it provides a useful comparison of the performance of the largest allocation of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Moderate Strategy Fund - Class A	1 Year	5 Years	Since Inception* (11/17/2003)
Return Before Taxes	19.51%	1.24%	3.36%
Return After Taxes on Distributions	17.89%	-0.17%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares	12.94%	0.35%	2.21%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.21%	3.02%	2.72%

*                      Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Portfolio Managers.

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since Inception (11/17/2003)	Director of Portfolio Implementations
James R. Solloway	Since 2009	Senior Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page XX of this prospectus.

AGGRESSIVE STRATEGY FUND

Fund Summary

Investment Goal

Long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	1.07%
Total Annual Fund Operating Expenses	2.43%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Aggressive Strategy Fund — Class D Shares	$	XX	$	XX	$	XX	$	XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies

The Aggressive Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in

Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIMT Global Managed Volatility Fund

40-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-40%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund	0-25%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-40%

Principal Risks

Underlying Funds Risk — The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.

Fixed Income Market Risk — The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Equity Market Risk — The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk — The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Derivatives Risk -  An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk — Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, the Fund’s share prices.

Small Capitalization Risk — The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Loss of money is a risk of investing in the Fund.

Performance Information

As of November XX, 2010, Class D Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A Shares performance from year to year and by showing how the Fund’s Class A Shares average annual returns for 1 and 5 years, and since the Fund’s Class A Shares inception, compared with those of a broad measure of market performance.  Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2004	12.27%
2005	8.76%
2006	15.73%
2007	4.41%
2008	-41.19%
2009	32.63%

Best Quarter:	Worst Quarter:
19.69%	-24.30%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns for Class A Shares to those of a broad-based index and an additional index: the MSCI EAFE Index. The MSCI EAFE Index, in conjunction with the broad-based index, is used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Aggressive Strategy Fund - Class A	1 Year	5 Years	Since Inception* (11/17/2003)
Return Before Taxes	32.63%	0.50%	3.41%
Return After Taxes on Distributions	31.58%	-0.74%	2.25%
Return After Taxes on Distributions and Sale of Fund Shares	21.24%	-0.06%	2.46%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%

*                      Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Portfolio Managers.

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since Inception (11/17/2003)	Director of Portfolio Implementations
James R. Solloway	Since 2009	Senior Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page XX of this prospectus.

CORE MARKET STRATEGY FUND

Fund Summary

Investment Goal

Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.86%
Total Annual Fund Operating Expenses	2.22%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Core Market Strategy Fund — Class D Shares	$	XX	$	XX	$	XX	$	XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

The Core Market Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIMT Global Managed Volatility Fund

20-70%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-30%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund	30-75%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-30%

Principal Risks

Underlying Funds Risk — The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.

Fixed Income Market Risk — The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Equity Market Risk — The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk — The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Derivatives Risk -  An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk — Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, the Fund’s share prices.

Small Capitalization Risk — The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Loss of money is a risk of investing in the Fund.

Performance Information

As of November XX, 2010, Class D Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A Shares performance from year to year and by showing how the Fund’s Class A Shares average annual returns for 1 and 5 years, and since the Fund’s Class A Shares inception, compared with those of a broad measure of market performance.  Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2004	8.95%
2005	5.41%
2006	10.06%
2007	4.33%
2008	-25.26%
2009	22.41%

Best Quarter:	Worst Quarter:
12.85%	-13.40%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the S&P 500 Index and the MSCI EAFE Index. The S&P 500 Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance. Previously, the Fund used the S&P 500 Index as its broad-based index. The Fund selected the Barclays Capital U.S. Aggregate Bond Index because it provides a useful comparison of the performance of the largest allocation of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Core Market Strategy Fund - Class A	1 Year	5 Years	Since Inception* (11/17/2003)
Return Before Taxes	22.41%	2.06%	3.63%
Return After Taxes on Distributions	20.86%	0.51%	2.19%
Return After Taxes on Distributions and Sale of Fund Shares	14.51%	0.99%	2.38%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%

*                      Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Portfolio Managers.

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since Inception (11/17/2003)	Director of Portfolio Implementations
James R. Solloway	Since 2009	Senior Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page XX of this prospectus.

MARKET GROWTH STRATEGY FUND

Fund Summary

Investment Goal

Capital appreciation while maintaining broad equity and fixed income market participation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Acquired Fund Fees and Expenses (AFFE)	0.96%
Total Annual Fund Operating Expenses	2.32%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Market Growth Strategy Fund — Class D Shares	$	XX	$	XX	$	XX	$	XX

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

The Market Growth Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Fund

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIMT Global Managed Volatility Fund

30-85%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-35%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund	5-50%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

Principal Risks

Underlying Funds Risk — The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.

Fixed Income Market Risk — The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Equity Market Risk — The risk that prices of stocks purchased by the Underlying SEI Funds will fall over short or extended periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk — The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Derivatives Risk -  An Underlying SEI Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Underlying SEI Fund to lose more than the principal amount invested. An Underlying SEI Fund’s use of derivative instruments also involves risk of default by the counterparty of the instrument and the risk that the Underlying SEI Fund may be unable to sell the derivative instrument at an advantageous time or price.

Short Sales Risk — Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund’s and, therefore, the Fund’s share prices.

Small Capitalization Risk — The risk that small capitalization securities purchased by the Underlying SEI Funds may underperform other segments of the equity markets or the equity markets as a whole. Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies.

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Loss of money is a risk of investing in the Fund.

Performance Information

As of November XX, 2010, Class D Shares of the Fund had not commenced operations, and did not have a performance history.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A Shares performance from year to year and by showing how the Fund’s Class A Shares average annual returns for 1 and 5 years, and since the Fund’s Class A Shares inception, compared with those of a broad measure of market performance.  Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2004	10.84%
2005	7.00%
2006	12.86%
2007	4.17%
2008	-33.45%
2009	27.43%

Best Quarter:	Worst Quarter:
16.43%	-18.82%
(06/30/09)	(12/31/08)

The Fund’s Class A total return from January 1, 2010 to September 30, 2010 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2009)

This table compares the Fund’s average annual total returns for Class A Shares to those of a broad-based index and two additional indices: the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index. The Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund’s overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Market Growth Strategy Fund - Class A	1 Year	5 Years	Since Inception* (11/17/2003)
Return Before Taxes	27.43%	1.30%	3.40%
Return After Taxes on Distributions	25.99%	-0.09%	2.12%
Return After Taxes on Distributions and Sale of Fund Shares	17.71%	0.47%	2.33%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.92%
Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	4.97%
Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	7.38%

*                      Index returns are shown from November 30, 2003.

Management

Investment Adviser. SEI Investments Management Corporation

Portfolio Managers.

Portfolio Manager	Experience with Fund	Title with Adviser
John J. McCue	Since Inception (11/17/2003)	Director of Portfolio Implementations
James R. Solloway	Since 2009	Senior Portfolio Manager

For important information about Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to the “Summary of Other Information About the Funds” section on page XX of this prospectus.

Summary of Other Information About the Funds

Purchase and Sale of Fund Shares

The minimum initial investment for Class D Shares is $150,000 with minimum subsequent investments of $1,000. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).  You may sell your Fund shares by contacting your financial institution or intermediary directly.  Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent, using certain SEI proprietary systems or calling 1-800-DIAL-SEI, as applicable.

Tax Information

The distributions made by the Funds are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your own tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About Investments

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SEI Investments Management Corporation (SIMC), who manages portions of each Fund’s assets in a way that it believes will help the Fund achieve its goals. In order to achieve its investment objective, SIMC allocates each Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Liquid Asset Trust (SLAT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds may also use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (SAI).  Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund’s objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds’ investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers (based on information as of June 30, 2010), for each of the Underlying SEI Funds in which the Funds may invest.

Underlying SEI Fund:	Expense Ratio:
SIMT Large Cap Fund	0.89%
SIMT Large Cap Value Fund	0.89%
SIMT Large Cap Growth Fund	0.89%
SIMT U.S. Managed Volatility Fund	1.00%
SIMT Global Managed Volatility Fund	1.11%
SIMT Real Estate Fund	1.14%
SIMT Small Cap Fund	1.14%
SIMT Small Cap Value Fund	1.14%
SIMT Small Cap Growth Fund	1.11%
SIT International Equity Fund	1.27%
SIT Emerging Markets Equity Fund	1.96%
SIMT Core Fixed Income Fund	0.67%
SIMT Enhanced Income Fund	0.60%
SIMT U.S. Fixed Income Fund	0.66%
SIMT Real Return Fund	0.45%
SIMT High Yield Bond Fund	0.89%
SIT Emerging Markets Debt Fund	1.36%
SLAT Prime Obligation Fund	0.31%
SDIT Ultra Short Duration Bond Fund	0.38%
SDIT Short-Duration Government Fund	0.48%
SDIT Intermediate-Duration Government Fund	0.53%

Underlying U.S. Equity Funds

SIMT U.S. Managed Volatility Fund: The SIMT U.S. Managed Volatility Fund seeks capital appreciation with less volatility than the broad U.S. equity markets. The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, exchange-traded funds (ETFs), warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales.  The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Fund is expected to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. The Sub-Advisers may use derivative instruments or other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.  Analytic Investors, LLC and Aronson+Johnson+Ortiz, LP serve as Sub-Advisers to the SIMT U.S. Managed Volatility Fund.

SIMT Large Cap Fund: The SIMT Large Cap Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $261.0 million and $327.7 billion as of December 31, 2009). These securities may include common stocks, preferred stocks, warrants, ETFs and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss. Analytic Investors, LLC,

Aronson+Johnson+Ortiz, LP, Delaware Management Company, Legg Mason Capital Management, Inc., LSV Asset Management, Neuberger Berman Management LLC and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Fund.

SIMT Large Cap Value Fund:  The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity.  Aronson+Johnson+Ortiz, LP, INTECH Investment Management LLC, Lazard Asset Management LLC, Legg Mason Capital Management, Inc. and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT Large Cap Growth Fund:  The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs. The Fund will invest primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Delaware Management Company, Goldman Sachs Asset Management, L.P., INTECH Investment Management LLC, Legg Mason Capital Management, Inc. and Neuberger Berman Management LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT Global Managed Volatility Fund: The SIMT Global Managed Volatility Fund seeks capital appreciation with less volatility than the broad global equity markets. The Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, ETFs, depositary receipts and equity options. The Fund also may invest in futures, options on futures, swap agreements and engage in short sales.  Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. It is expected that at least 40% of the Fund’s assets will be invested in non-U.S. securities. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. This approach is intended to manage the risk characteristics of the Fund. The Fund is expected to achieve an absolute return of the broad global equity markets, but with a lower absolute volatility. Over the long term, the Fund is expected to achieve a return similar to that of the MSCI World Equity Index, but with a lower level of volatility. However, given that the Fund’s investment strategy focuses on absolute return and risk, the Fund’s country, sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Sub-Advisers believe would produce a less volatile return stream to the market. Each Sub-Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment).  Acadian Asset Management LLC and Analytic Investors, LLC serve as Sub-Advisers to the SIMT Global Managed Volatility Fund.

SIMT Small Cap Fund: The SIMT Small Cap Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. For purposes of this Fund, a small company is a company with market capitalizations in the range of companies in the Russell 2000 Index (between $19.0 million and $3.3 billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $87.0 million and $2.79 billion as of December 31, 2009). The market capitalization range and the composition of both the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Allianz Global Investors Capital LLC, AQR Capital Management, LLC, Integrity Asset Management, LLC, Los Angeles Capital Management and Equity Research, Inc., Robeco Investment Management, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Fund.

SIMT Small Cap Value Fund:  The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $19.0 million and $3.3 billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $87.0 million and $2.79 billion as of December 31, 2009). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital among other factors.  Artisan Partners Limited Partnership, Lee Munder Capital Group, LLC, LSV Asset Management, Martingale Asset Management, L.P., Robeco Investment Management, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT Small Cap Growth Fund:  The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies, including ETFs. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Russell 2000 Index (between $19.0 million and $3.3 billion as of December 31, 2009) or the S&P SmallCap 600 Index (between $87.0 million and $2.79 billion as of December 31, 2009). The market capitalization range and the composition of the Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations. Allianz Global Investors Capital LLC, AQR Capital Management, LLC, Janus Capital Management LLC, Lee Munder Capital Group, LLC, and Los Angeles Capital Management and Equity Research, Inc. serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

Underlying International Equity Funds

SIT International Equity Fund:  The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. It is expected that at least 40% of the Fund’s assets will be invested outside the U.S.  The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”).  Certain Sub-Advisers will seek to achieve returns in excess of the Morgan Stanley Capital International (MSCI) EAFE Index, an international equity benchmark.  While the Fund is expected to have an absolute return and risk profile similar to the international equity benchmark, returns may be derived in part from investing significant portions of the Fund in securities other than international equity securities, including equity derivatives, foreign currency forwards and short-term fixed income securities.  Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of international equity securities, but which are composed of derivative instruments backed by other types of securities, including, but not limited to, underlying equity or equivalent securities that can be used as collateral.  These portfolio strategies are included in the Fund’s principal investment strategy described above.  The Sub-Advisers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities.  Therefore, a Sub-Adviser would seek to outperform an international equity benchmark by purchasing derivatives correlated to a broad international equity index, and investing the remaining assets in other types of securities to add excess return.  Such remaining assets may be invested in a wide range of asset classes other than international equities.  Pursuant to a derivatives strategy, the Fund may invest in foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements.  In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.  The amount of the Fund’s portfolio that may be allocated to derivative strategies is expected to vary over time.  The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. Less than 10% of the Fund’s notional market value will be used to actively manage the Fund’s foreign currency exposure.  In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.  Acadian Asset Management LLC, AXA Rosenberg Investment Management LLC, Declaration Management & Research LLC, INTECH Investment Management LLC, Neuberger Berman Management LLC, Quantitative Management Associates LLC and Schroder Investment Management North America Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT Emerging Markets Equity Fund:  The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  AllianceBernstein L.P., Artisan Partners Limited Partnership, AXA Rosenberg Investment Management LLC, The Boston Company Asset Management LLC, Lazard Asset Management LLC, Neuberger Berman Management LLC, PanAgora Asset Management, Inc. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

Underlying Real Estate Fund

SIMT Real Estate Fund:  The SIMT Real Estate Fund seeks total return, including current income and capital appreciation.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, ETFs, convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)). The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Real Estate Fund.

Underlying Investment Grade Bond & Money Market Funds

SDIT Ultra Short Duration Bond Fund:  The SDIT Ultra Short Duration Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.  The Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.  Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration between one half and one and a half years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.  Wellington Management Company, LLP serves as Sub-Adviser to the SDIT Ultra Short Duration Bond Fund.

SDIT Short-Duration Government Fund: The SDIT Short-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests substantially all of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments. Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration of up to three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Wellington Management Company, LLP serves as Sub-Adviser to the SDIT Short-Duration Government Fund.

SDIT Intermediate-Duration Government Fund: The SDIT Intermediate-Duration Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests at least 80% of its net assets in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, including mortgage-backed securities, and repurchase agreements collateralized by such obligations. In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments. Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with acceptable maturities that offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, and the maturity of individual securities relative to the maturity of the Fund as a whole. The Sub-Adviser will strive to maintain a portfolio duration of two and a half to five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a five year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Wellington Management Company, LLP serves as Sub-Adviser to the SDIT Intermediate-Duration Government Fund.

SIMT Core Fixed Income Fund:  The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment and non-investment grade U.S. and foreign corporate and government fixed income securities, including emerging market, asset-backed and mortgage-backed securities.  The Fund may invest in securities denominated in either U.S. dollars or foreign currency.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.  The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-).  However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC).  The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments.  The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).  While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index (formerly known as the Lehman Brothers Aggregate Bond Index). The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of March 31, 2010 it was XX years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.  Jennison Associates LLC, J.P. Morgan Investment Management Inc., Metropolitan West Asset Management, LLC, Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT Enhanced Income Fund: The SIMT Enhanced Income Fund seeks capital appreciation and income. The Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC- or higher at the time of purchase by at least one rating agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years.  The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies designed to produce a total return that exceeds the total return of the 3-Month LIBOR.  The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.  The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests.  Ares Management LLC and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Enhanced Income Fund.

SIMT U.S. Fixed Income Fund: The SIMT U.S. Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed and asset-backed securities. In addition, the Fund may invest in futures contracts, options, swaps and other similar derivative instruments having economic characteristics similar to fixed income securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund, in the aggregate, generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Barclays Capital Aggregate Bond Index

(formerly known as the Lehman Brothers Aggregate Bond Index). Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, a 5 year duration means the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. The dollar-weighted average duration of the Barclays Capital Aggregate Bond Index varies significantly over time, but as of December 31, 2009 it was 4.57 years. The Fund will invest primarily in investment grade securities (those rated AAA, AA, A and BBB-), as listed with S&P or a similar ratings agency. However, the Fund may invest in non-rated securities or securities rated below investment grade (junk bonds or those rated BB+, B and CCC). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Jennison Associates LLC, J.P. Morgan Investment Management Inc., Metropolitan West Asset Management LLC, Wells Capital Management Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT U.S. Fixed Income Fund.

SIMT Real Return Fund: The SIMT Real Return Fund seeks total return exceeding the rate of inflation. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple sub-advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities, and non-government entities such as corporations. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities, or “TIPS,” are a type of inflation-indexed bond in which the Fund may invest. The Fund may also use derivative instruments that provide an inflation-adjusted return. A derivative instrument is a financial contract whose value depends on, or is derived from, an underlying asset, rate or index. The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. The Fund may also invest in other financial instruments or use other investment techniques (such as reverse repurchase agreements) to seek to obtain market exposure to the securities in which the Fund primarily invests. The Fund may also invest in: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and (iv) securitized issues such as mortgage-backed securities issued by the U.S. Government agencies. Wellington Management Company, LLP serves as Sub-Adviser to the SIMT Real Return Fund. SIMC may, to a limited extent, directly manage a portion of the SIMT Real Return Fund’s assets.

SLAT Prime Obligation Fund:  The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund is composed of short-term U.S. dollar-denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with requirements of the Investment Company Act of 1940, as amended (the 1940 Act), for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing.  The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole.  The Fund follows the strict 1940 Act rules about the credit quality, maturity and diversification of its investments.  With respect to credit quality and maturity, the Sub-Adviser may choose securities that are more restrictive than the 1940 Act rules applicable to money market funds under the Fund’s investment guidelines.  BofA Advisors, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

Underlying Non-Investment Grade Bond Funds

SIMT High Yield Bond Fund:  The SIMT High Yield Bond Fund seeks total return. Under normal circumstances, the Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio.  In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.  Ares Management LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Investment Management, LLC and J.P. Morgan Investment Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.  SIMC may, to a limited extent, directly manage a portion of the SIMT High Yield Bond Fund’s assets.

SIT Emerging Markets Debt Fund:  The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund will invest in debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds). The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Ashmore Investment Management Limited, ING Investment Management Advisors, B.V. and Stone Harbor Investment Partners LP serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

More Information About Risks

Risk Information Common to the Funds

Investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC’s judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which those securities trade.  The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

Risks of the Funds’ Investments in the Underlying SEI Funds

The following sections further describe the risks associated with the Funds’ investments in certain of the Underlying SEI Funds.

Asset-Backed Securities Risk: Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying SEI Fund will be unable to possess and sell the underlying collateral and that the Underlying SEI Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Underlying SEI Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk: Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the SIMT Enhanced Income Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the SIMT Enhanced Income Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the SIMT Enhanced Income Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the SIMT Enhanced Income Fund purchases assignments from lenders, the SIMT Enhanced Income Fund will acquire direct rights against the borrower on the loan. The SIMT Enhanced Income Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the SIMT Enhanced Income Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) Risk:  Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risk of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Corporate Fixed Income Securities Risk: Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Currency Risk: A number of the Underlying SEI Funds take active positions in currencies, which involves different techniques and risk analyses than the Underlying SEI Fund’s purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to an Underlying SEI Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives Risk:  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty in closing the positions.  Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to an Underlying SEI Fund will cause the value of the Underlying SEI Fund’s investment to decrease.

Equity Markets Risk: Since the Underlying SEI Funds may purchase equity securities, the Underlying SEI Funds and, therefore, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Underlying SEI Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Underlying SEI Funds and, therefore, the Funds.

Exchange-Traded Funds Risk:  A number of the Underlying SEI Funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETFs expenses. Such ETFs expenses may make owning shares of the ETF more costly than owning the underlying securities directly.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Fixed Income Markets Risk: The prices of the Underlying SEI Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Underlying SEI Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk:  A number of the Underlying SEI Funds invest in foreign and emerging market securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and “Brady Bonds” that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. An Underlying SEI Fund’s investments in illiquid securities may reduce the returns of the Underlying SEI Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

The privately issued mortgage-backed securities that certain Underlying SEI Funds may invest in are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.  However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions.  There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations.  In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to an Underlying SEI Fund and affect its share price.

Non-Diversification Risk:  Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

Real Estate Risk: The SIMT Real Estate Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform the other segments of the equity markets or the equity markets as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the real estate industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Short Sales Risk:  Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security. Prior to replacing the borrowed security, certain Underlying SEI Funds may use the proceeds of a short sale to purchase other securities.  In such a case, the value of the Underlying SEI Fund’s holdings may exceed the value of the Underlying SEI Fund’s net assets, which could cause the Underlying SEI Fund’s returns to be more volatile than they would have been if such a strategy was not used. Certain Underlying SEI Funds’ investment strategies may involve reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on an Underlying SEI Fund’s share price and make an Underlying SEI Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying SEI Fund’s portfolio securities. The use of leverage may also cause an Underlying SEI Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Small Capitalization Risk:  Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies an Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

U.S. Government Securities Risk:  Certain Underlying SEI Funds invest in U.S. Government securities.  Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds and the Underlying SEI Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds and the Underlying SEI Funds are designed in part to implement those Strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Funds and the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund and Underlying SEI Fund. Some Funds and Underlying SEI Funds may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Funds or in a portfolio of Underlying SEI Funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility. As a result, the Strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management.  Asset allocation across appropriate asset classes (i.e., the Underlying SEI Funds) is the central theme of SIMC’s investment philosophy. SIMC oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC will constantly monitor and evaluate managers for each Underlying SEI Fund to ensure that it does not deviate from its stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and the Underlying SEI Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies which reflect significant changes in allocation among the Funds and the Underlying SEI Funds. Since a large portion of the assets in the Funds and the Underlying SEI Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds and the Underlying SEI Funds. While reallocations are intended to benefit investors that invest in the Funds and the Underlying SEI Funds through the Strategies, they could in certain cases have a detrimental effect on a Fund or an Underlying SEI Fund if it is being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting portfolio management strategy, and causing such Fund or Underlying SEI Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds and the Underlying SEI Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus.

The Barclays Capital U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Barclays Capital U.S. Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Investment Adviser

SIMC, an adviser registered with the Securities and Exchange Commission, is located at One Freedom Valley Drive, Oaks, PA 19456 and serves as the investment adviser to each Fund.  SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.  As of September 30, 2010, SIMC had approximately $XX billion in assets under management.  For the fiscal year ended March 31, 2010, SIMC received investment advisory fees, as a percentage of each Fund’s average daily net assets, at the following annual rates:

Defensive Strategy Fund	0.10%
Conservative Strategy Fund	0.10%
Moderate Strategy Fund	0.10%
Aggressive Strategy Fund	0.10%
Core Market Strategy Fund	0.10%
Market Growth Strategy Fund	0.10%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ annual report, which covers the period April 1, 2009 through March 31, 2010.

In addition to serving as adviser to the Funds, SIMC acts as the manager of managers for the Underlying SEI Funds, and attempts to ensure that the Sub-Advisers comply with the Underlying SEI Funds’ investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement sub-advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by two investment professionals, as identified below.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009.  Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998.  Mr. Solloway is responsible for developing the asset allocation strategies for each Fund.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

Information About Voluntary Fee Waivers

The Funds’ actual total annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Funds as a result of their investment in the Underlying SEI Funds) for the current fiscal year are expected to be less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because the Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor, have voluntarily agreed to waive a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the level specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

Fund Name — Class D Shares	Voluntary Expense Limit*		Voluntary Expense Limit (including AFFE from the most recent fiscal year)**
Defensive Strategy Fund	XX	%	XX	%
Conservative Strategy Fund	XX	%	XX	%
Moderate Strategy Fund	XX	%	XX	%
Aggressive Strategy Fund	XX	%	XX	%
Core Market Strategy Fund	XX	%	XX	%
Market Growth Strategy Fund	XX	%	XX	%

*  As explained above, the voluntary waivers are limited to each Fund’s direct operating expenses and exclude AFFE.

**  AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by a Fund through its investments in the Underlying SEI Funds during the most recent fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.

Purchasing, Exchanging and Selling Fund Shares

This section tells you how to purchase, exchange and sell (sometimes called redeem) Class D Shares of the Funds. Class D Shares are offered to tax-advantaged and other retirement accounts through banks broker-dealers and other financial institutions and intermediaries that have entered into arrangements with the distributor to sell Class D Shares to their customers. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

The minimum initial investment for Class D Shares is $150,000 with minimum subsequent investments of $1,000. A Fund may accept investments of smaller amounts at its discretion. You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase, sell or exchange Class D Shares by placing orders with the Funds’ transfer agent (the Transfer Agent) or the Funds’ authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Institutions and intermediaries may also place orders by calling 1-800-858-7233.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests; particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

You may be eligible to purchase other classes of shares of a Fund.  However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service.  Your financial institutions or intermediaries can tell you which class of shares is available to you.

Each Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received.  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, exchange or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, exchange and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, exchange and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices.

Securities held by the Funds and the Underlying SEI Funds for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees.

The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in a Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  The respective prospectuses for the Underlying SEI Funds in which the Funds invest explain the circumstances in which those Funds will use fair value pricing and the effects of fair value pricing.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques.  Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries.  The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares, as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Exchange Your Fund Shares

You may exchange Class D Shares of any Fund for Class D Shares of any other fund of SEI Asset Allocation Trust on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares of one fund and buying shares of another fund. Therefore, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.  All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges in that fund.  Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund’s other shareholders or possibly disruptive to the management of the Fund.  When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor’s financial intermediary.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension Of Your Right To Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares. Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund. Each Fund will waive its shareholder servicing fee to the extent that the Fund’s shareholder servicing fee, when aggregated with any shareholder servicing fee charged by an Underlying SEI Fund, exceeds applicable regulatory limits.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

Disclosure of Portfolio Holdings Information

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website).  Five (5) calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. The Defensive Strategy Fund and the Conservative Strategy Fund each expect to distribute primarily ordinary income distributions that will not constitute qualified dividend income. Long-term capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

Foreign tax credits, if any, received by a Fund as a result of an investment in an Underlying SEI Fund will not be passed through to you.

The Funds’ SAI contains more information about taxes.

SEI ASSET ALLOCATION TRUST

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated November XX, 2010 includes more detailed information about SEI Asset Allocation Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:           The Funds do not have a website, but you can obtain the SAI, Annual or Semi-Annual Report by mail or telephone.

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Asset Allocation Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust’s Investment Company Act registration number is 811-07445.

SEI-XXXX (XX/10)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund

Ticker Symbol: Class D: XXXX

Conservative Strategy Fund

Ticker Symbol: Class D: XXXX

Moderate Strategy Fund

Ticker Symbol: Class D: XXXX

Aggressive Strategy Fund

Ticker Symbol: Class D: XXXX

Core Market Strategy Fund

Ticker Symbol: Class D: XXXX

Market Growth Strategy Fund

Ticker Symbol: Class D: XXXX

Investment Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Trust’s Class D Shares Prospectus for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds dated November XX, 2010. A Prospectus may be obtained upon request and without charge by writing the Trust’s distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

November XX, 2010

SEI-F-XXXXXX

TABLE OF CONTENTS

Page

THE TRUST	XX
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS	XX
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS OF THE UNDERLYING SEI FUNDS	XX
American Depositary Receipts	XX
Asset-Backed Securities	XX
Brady Bonds	XX
Commercial Paper	XX
Construction Loans	XX
Demand Instruments	XX
Equity-Linked Warrants	XX
Equity Securities	XX
Eurobonds	XX
Fixed Income Securities	XX
Foreign Securities	XX
Forward Foreign Currency Contracts	XX
Futures and Options on Futures	XX
GNMA Securities	XX
High Yield Foreign Sovereign Debt Securities	XX
Illiquid Securities	XX
Insurance Funding Agreements	XX
Interfund Lending and Borrowing Arrangements	XX
Investment Companies	XX
Loan Participations and Assignments	XX
Money Market Securities	XX
Mortgage-Backed Securities	XX
Mortgage Dollar Rolls	XX
Municipal Securities	XX
Non-Diversification	XX
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	XX
Obligations of Supranational Agencies	XX
Options	XX
Pay-In-Kind Bonds	XX
Privatizations	XX
Put Transactions	XX
Receipts	XX
Real Estate Investment Trusts	XX
Repurchase Agreements	XX
Restricted Securities	XX
Reverse Repurchase Agreements and Sale-Buybacks	XX
Securities Lending	XX
Short Sales	XX
Structured Securities	XX
Swaps, Caps, Floors, Collars and Swaptions	XX
U.S. Government Securities	XX
Variable and Floating Rate Instruments	XX
When-Issued and Delayed Delivery Securities	XX
Yankee Obligations	XX
Zero Coupon Securities	XX
INVESTMENT LIMITATIONS OF THE FUNDS	XX

i

TABLE OF CONTENTS

(continued)

Page

INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS	XX
THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS	XX
THE INVESTMENT ADVISER TO THE FUNDS	XX
THE ADVISER AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS	XX
MANAGERS OF THE UNDERLYING SEI FUNDS	XX
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	XX
TRUSTEES AND OFFICERS OF THE TRUST	XX
PROXY VOTING POLICIES AND PROCEDURES	XX
PURCHASE AND REDEMPTION OF SHARES	XX
SHAREHOLDER SERVICES	XX
TAXES	XX
PORTFOLIO TRANSACTIONS	XX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XX
DESCRIPTION OF SHARES	XX
LIMITATION OF TRUSTEES’ LIABILITY	XX
CODES OF ETHICS	XX
VOTING	XX
SHAREHOLDER LIABILITY	XX
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	XX
CUSTODIAN	XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	XX
LEGAL COUNSEL	XX
APPENDIX A—DESCRIPTION OF RATINGS	XX

November XX, 2010

ii

THE TRUST

SEI Asset Allocation Trust (the “Trust”) is an open-end management investment company that currently consists of nineteen separate investment portfolios, six of which are offered in this SAI.  The portfolios offered in this SAI are the Defensive Strategy Fund; Conservative Strategy Fund; Moderate Strategy Fund; Aggressive Strategy Fund; Core Market Strategy Fund; and Market Growth Strategy Fund (each a “Fund” and, together, the “Funds”).

The Funds invest in shares of certain portfolios (the “Underlying SEI Funds”) of: SEI Institutional Managed Trust (“SIMT”), SEI Institutional International Trust (“SIT”), SEI Daily Income Trust (“SDIT”) and SEI Liquid Asset Trust (“SLAT”) (together, SIMT, SIT, SDIT, and SLAT are the “Underlying Trusts”), which are managed by SEI Investments Management Corporation (“SIMC”), which is also the Trust’s investment adviser. The Funds currently invest in the following Underlying SEI Funds: SIMT U.S. Fixed Income Fund; SIMT U.S. Managed Volatility Fund; SIMT Global Managed Volatility Fund; SIMT Large Cap Fund; SIMT Large Cap Growth Fund; SIMT Large Cap Value Fund; SIMT Small Cap Fund; SIMT Small Cap Growth Fund; SIMT Small Cap Value Fund; SIMT Enhanced Income Fund; SIT International Equity Fund; SIT Emerging Markets Equity Fund; SIMT Real Return Fund; SIMT Real Estate Fund; SDIT Ultra Short Duration Bond Fund; SDIT Short-Duration Government Fund; SDIT Intermediate-Duration Government Fund; SIMT Core Fixed Income Fund; SLAT Prime Obligation Fund; SIMT High Yield Bond Fund; and SIT Emerging Markets Debt Fund.

The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. Shareholders may purchase shares in each Fund through separate classes of shares. Class A, Class D and Class I shares may be offered, which may provide for variations in distribution, shareholder and administrative servicing fees, transfer agent fees, certain voting rights and dividends. Except for differences among the classes pertaining to distribution, shareholder and administrative servicing fees, certain voting rights, dividends and transfer agent expenses, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.  Only Class D shares of the Funds are offered in this SAI.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

DEFENSIVE STRATEGY FUND—The investment objective of the Defensive Strategy Fund is to manage risk of loss while providing current income and opportunity for limited capital appreciation.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

CONSERVATIVE STRATEGY FUND—The investment objective of the Conservative Strategy Fund is to manage risk of loss while providing the opportunity for modest capital appreciation.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

MODERATE STRATEGY FUND—The investment objective of the Moderate Strategy Fund is capital appreciation, while minimizing the risk of loss.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The

Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

AGGRESSIVE STRATEGY FUND—The investment objective of the Aggressive Strategy Fund is long-term capital appreciation.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies.

CORE MARKET STRATEGY FUND—The investment objective of the Core Market Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

MARKET GROWTH STRATEGY FUND—The investment objective of the Market Growth Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

General Investment Policies of the Funds

The Funds seek to achieve their investment objectives by purchasing shares of the Underlying SEI Funds within the strategies set forth above for each asset class. The Underlying SEI Funds are part of the same group of investment companies as the Funds.

The Funds, in accordance with Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the “1940 Act”), may acquire up to 100% of the shares of any of the Underlying SEI Funds, as well as investing in government securities and short-term paper. In addition to its own expenses, each Fund will indirectly bear its proportionate share of the operating expenses, including advisory fees, of the Underlying SEI Funds in which it invests. In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase or, if not rated, determined to be of comparable quality by SIMC. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See “Description of Permitted Investments and Risk Factors of the Underlying SEI Funds.”

Risk Factors of the Funds

Prospective investors in the Funds should consider the following risk factors:

•                                          Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying SEI Funds, this practice does not eliminate investment risk;

•                                          Under certain circumstances, an Underlying SEI Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying SEI Fund until SIMC determines that it is appropriate to dispose of such securities and a Fund will incur transaction costs when it does so;

•                                          Certain Underlying SEI Funds may: (i) invest a portion of their assets in foreign securities, including securities issued by emerging market issuers; (ii) enter into forward currency transactions; (iii) lend their portfolio securities; (iv) enter into stock and bond index, interest rate and currency futures contracts, and options on such contracts; (v) engage in other types of options transactions; (vi) make short sales; (vii) purchase zero coupon and payment-in-kind bonds; and (viii) engage in various other investment practices.

•                                          Certain Funds can invest a portion of their assets in the SIMT High Yield Bond Fund. As a result, these Funds will be subject to the risks associated with high yield (“junk bond”) investing;

•                                          Certain Funds can invest a portion of their assets in the SIT Emerging Markets Debt Fund, which invests primarily in foreign fixed income securities, including securities issued by emerging market issuers. Certain other Funds can invest a portion of their assets in Underlying SEI Funds that invest primarily in foreign equity securities, including securities issued by emerging market issuers. These investments will subject the Funds to risks associated with investing in foreign securities, including securities issued by emerging market issuers; and

•                                          The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, SIMC, the adviser to each Fund, serves as investment adviser to the Underlying SEI Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and the Underlying SEI Funds.

Further information about these investment policies and practices and their risks can be found under “Investment Limitations of the Underlying SEI Funds” and “Description of Permitted Investments and Risk Factors of the Underlying SEI Funds” in this SAI.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS OF THE UNDERLYING SEI FUNDS

The following are descriptions of the permitted investments and investment practices of the Underlying SEI Funds and the associated risk factors. Each of the Underlying SEI Funds may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or an Underlying SEI Fund’s sub-advisers, as applicable, such investment will be advantageous to the Underlying SEI Fund. The Underlying SEI Funds are free to reduce or eliminate their activity in any of these areas. SIMC or an Underlying SEI Fund’s sub-advisers, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Underlying SEI Fund’s stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to an Underlying SEI Fund will result in the achievement of the Underlying SEI Fund’s objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject an Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectuses, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

BRADY BONDS—Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, an Underlying SEI Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the SIT Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which an Underlying SEI Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Underlying SEI Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (“FHA”) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association (“GNMA”) insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (“HUD”) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor’s construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (“CLC”). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (“PLC”). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under “Illiquid Securities.”

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but SIMC selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, an Underlying SEI Fund’s investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which an Underlying SEI Fund invests will cause the net asset value of the Underlying SEI Fund to fluctuate. The Underlying SEI Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. An Underlying SEI Fund may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying SEI Fund is called for redemption or conversion, the Underlying SEI Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. An Underlying SEI Fund may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which an Underlying SEI Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect an Underlying SEI Fund’s net asset value.

There are no restrictions on the average maturity of the SIT Emerging Markets Debt Fund or on the maturity of any single instrument held by any Underlying SEI Fund. Maturities may vary widely depending on SIMC’s or an Underlying SEI Fund’s sub-adviser’s, as applicable, assessment of interest rate trends and other economic and market factors.

Securities held by an Underlying SEI Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities’ yield or value or the yield or value of an Underlying SEI Fund’s shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by SIMC or an Underlying SEI Fund’s sub-adviser, as applicable. See “Appendix A—Description of Corporate Bond Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by an Underlying SEI Fund is downgraded below investment grade, SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or an Underlying SEI Fund’s sub-adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, an Underlying SEI Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Underlying SEI Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, an Underlying SEI Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If an Underlying SEI Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Underlying SEI Fund’s investment portfolio and increasing the exposure of the Underlying SEI Fund to the risks of high yield securities.

The SIMT High Yield Bond Fund may invest in securities rated as low as “C” by Moody’s or “D” by S&P, and may invest in unrated securities that are of comparable quality as “junk bonds,” subject to the restrictions described in its prospectus. The SIT Emerging Markets Debt Fund may invest in securities with the lowest available rating.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, an Underlying SEI Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and an Underlying SEI Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, an Underlying SEI Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of an Underlying SEI Fund’s assets. If an Underlying SEI Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Underlying SEI Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely an Underlying SEI Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. An Underlying SEI Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by an Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are issued by non-U.S. issuers. Investments in foreign securities may subject an Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of an Underlying SEI Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and an Underlying SEI Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by an Underlying SEI Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

An Underlying SEI Fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, an Underlying SEI Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. An Underlying SEI Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

The Underlying SEI Funds may use currency instruments to engage in the following types of currency transactions:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying SEI Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. An Underlying SEI Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. An Underlying SEI Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. An Underlying SEI Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (“Position Hedging”). An Underlying SEI Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. An Underlying SEI Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. An Underlying SEI Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying SEI Fund has or in which the Underlying SEI Fund expects to have portfolio exposure.

Proxy Hedges. An Underlying SEI Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying SEI Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying SEI Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Underlying SEI Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, the SIT International Equity, SIMT Enhanced Income, SIMT Core Fixed Income, SIMT U.S. Fixed Income and SIMT Global Managed Volatility Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

An Underlying SEI Fund (except the SIT International Equity, SIMT Core Fixed Income and SIMT U.S. Fixed Income Funds) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. The SIT International Equity, SIMT Enhanced Income, SIMT Core Fixed Income and SIMT U.S. Fixed Income Funds may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The SIT International Equity, SIT Emerging Markets Equity, SIMT Enhanced Income, SIMT Real Return, SIMT U.S. Fixed Income and SIMT Global Managed Volatility Funds may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between an Underlying SEI Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, an Underlying SEI Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The SIT International Equity, SIT Emerging Markets Equity, SIMT Enhanced Income, SIMT Real Return, SIMT U.S. Fixed Income and SIMT Global Managed Volatility Funds may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where an Underlying SEI Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the OTC market between commercial entities dealing directly with each other as principals. In purchasing an OTC currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The SIT International Equity, SIMT Real Return, SIMT U.S. Fixed Income and SIMT Enhanced Income Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject an Underlying SEI Fund to additional risk.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain, which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying SEI Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. If the SIT International Equity, SIMT U.S. Fixed Income and SIMT Core Fixed Income Funds enter into currency transactions when they do not own any assets denominated in that security, the Funds’ volatility may increase and losses on such transactions will not be offset by increases in the value of the Funds’ assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency transaction, the Fund will “cover” its position as required by the 1940 Act.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

An Underlying SEI Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures

Trading Commission (“CFTC”). Consistent with CFTC regulations, the Underlying SEI Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. An Underlying SEI Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies, but that the SIMT Core Fixed Income Fund, may buy and sell currencies using futures and related options for purposes other than hedging and risk management. The SIMT Core Fixed Income Fund may also use futures contracts and related options to enhance the SIMT Core Fixed Income Fund’s returns, as permitted by its stated investment policies. Instances in which an Underlying SEI Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When an Underlying SEI Fund purchases or sells a futures contract, or sells an option thereon, the Underlying SEI Fund is required to “cover” its position as required by the 1940 Act. An Underlying SEI Fund may also “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. An Underlying SEI Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

An Underlying SEI Fund may also “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. An Underlying SEI Fund may also “cover” its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An Underlying SEI Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also “cover” its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with an Underlying SEI Fund’s use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on SIMC’s or the Underlying SEI Fund’s sub-adviser’s, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by an Underlying SEI Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce an Underlying SEI Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—The SLAT Prime Obligation Fund may invest in securities issued by the Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the SLAT Prime Obligation Fund will receive monthly scheduled payments of principal and interest. In addition, the SLAT Prime Obligation Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—Investing in fixed and floating rate high yield foreign sovereign debt securities will expose an Underlying SEI Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Underlying SEI Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Underlying SEI Funds’ Board of Trustees. Despite such good faith efforts to determine fair value prices, an Underlying SEI Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Underlying SEI Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying SEI Fund. Under the supervision of the Underlying SEI Funds’ Board of Trustees, SIMC or the Underlying SEI Funds’ sub-advisers, as applicable, determine the liquidity of the Underlying SEI Funds’ investments. In determining the liquidity of an Underlying SEI Fund’s investments, SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

SIMC and the sub-advisers of the SIT Emerging Markets Equity Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, “special situations”) could enhance the SIT Emerging Markets Equity Fund’s capital appreciation potential. Investments in special situations may be illiquid, as determined by SIMC and the SIT Emerging Markets Equity Fund’s sub-advisers, as applicable, based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SIT Emerging Markets Equity Fund’s investment in them will be consistent with its investment policy.

INSURANCE FUNDING AGREEMENTS—The SLAT Prime Obligation Fund may enter into Insurance Funding Agreements. An insurance funding agreement (“IFA”) is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the SLAT Prime Obligation Fund’s limitation on investment in illiquid securities when the SLAT Prime Obligation Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under “Illiquid Securities.”

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds and the Underlying SEI Funds to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (“SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund’s participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program SIMC will administer the Program according to procedures approved by the SEI Funds’ Board of Trustees. In addition, the Program will be subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which an Underlying SEI Fund can invest in securities of other investment companies. Generally, an Underlying SEI Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Underlying SEI Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Underlying SEI Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. Pursuant to Rule 12d-1 under the 1940 Act, the Underlying SEI Funds may invest in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. An Underlying SEI Fund may invest in investment companies managed by SIMC or an Underlying SEI Fund’s sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Underlying SEI Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. An Underlying SEI Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

Exchange-Traded Funds. Exchange-traded Funds (“ETFs”) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member (“intermediary bank”). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, an Underlying SEI Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying SEI Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, an Underlying SEI Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Underlying SEI Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When an Underlying SEI Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Underlying SEI Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Underlying SEI Funds’ advisers based on criteria approved by the Board of Trustees.

MONEY MARKET SECURITIES—Money market securities include: short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard & Poor’s or Moody’s, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Collateralized Mortgage Obligations (“CMOs”). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities.

Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distribution of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distribution of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PC securities”) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

There is a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by private stockholders. Freddie Macs are not backed by the full faith and credit of the United States, and therefore are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are CMOs and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan of sale of the property.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage “dollar rolls” or “covered rolls,” are transactions in which an Underlying SEI Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, an Underlying SEI Fund forgoes principal and interest paid on such securities. An Underlying SEI Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, an Underlying SEI Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying SEI Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom an Underlying SEI Fund sells the security becomes insolvent, the Underlying SEI Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security an Underlying SEI Fund is required to repurchase may be worth less than the security that the Underlying SEI Fund originally held. To avoid senior security concerns, an Underlying SEI Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. An Underlying SEI Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Underlying SEI Funds’ Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section “Illiquid Securities.”

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The SIT Emerging Markets Debt and SIMT Real Estate Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the SIT Emerging Markets Debt and SIMT Real Estate Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The SIT Emerging Markets Debt and SIMT Real Estate Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the SIT Emerging Markets Debt and SIMT Real Estate Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Underlying SEI Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by an Underlying SEI Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

OBLIGATIONS OF SUPRANATIONAL AGENCIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Currently, an Underlying SEI Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

OPTIONS—An Underlying SEI Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

An Underlying SEI Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying SEI Fund will be “covered” as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

The Underlying SEI Funds may trade put and call options on securities, securities indices and currencies, as SIMC or the Underlying SEI Funds’ sub-advisers, as applicable, determine is appropriate in seeking an Underlying SEI Fund’s investment objective, and except as restricted by each Underlying SEI Fund’s investment limitations as set forth below. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, an Underlying SEI Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying SEI Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Underlying SEI Fund delivers the security upon exercise.

An Underlying SEI Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Underlying SEI Fund may seek to purchase in the future. An Underlying SEI Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying SEI Fund, loss of the premium paid may be offset by an increase in the value of the Underlying SEI Fund’s securities or by a decrease in the cost of acquisition of securities by the Underlying SEI Fund.

An Underlying SEI Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When an Underlying SEI Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying SEI Fund will realize as profit the premium received for such option. When a call option of which an Underlying SEI Fund is the writer is exercised, the Underlying SEI Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which an Underlying SEI Fund is the writer is exercised, the Underlying SEI Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

An Underlying SEI Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while an Underlying SEI Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which an Underlying SEI Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—The SIMT Real Return Fund and SIMT U.S. Fixed Income Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when an Underlying SEI Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit an Underlying SEI Fund to meet redemptions and remain as fully invested as possible in municipal securities. The SIMT Real Return Fund and SIMT U.S. Fixed Income Fund reserve the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. An Underlying SEI Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, an Underlying SEI Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between an Underlying SEI Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain fund liquidity. An Underlying SEI Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that Underlying SEI Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, an Underlying SEI Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to an Underlying SEI Fund, the Underlying SEI Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of an Underlying SEI Fund including such securities, the Underlying SEI Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations”) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real Estate Investment Trusts (“REITs”) are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through an Underlying SEI Fund, shareholders will bear not only the proportionate share of the expenses of the Underlying SEI Fund, but also, indirectly, similar expenses of underlying REITs.

An Underlying SEI Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. An Underlying SEI Fund may enter into repurchase agreements with financial institutions. Each Underlying SEI Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or the Underlying SEI Fund’s sub-adviser, as applicable. The repurchase agreements entered into by an Underlying SEI Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by an Underlying SEI Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, an Underlying SEI Fund will seek to liquidate such collateral. However, the exercising of each Underlying SEI Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Underlying SEI Fund could suffer a loss. The investments of each of the Underlying SEI Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold freely to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Permitted investments for the Underlying SEI Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to an Underlying SEI Fund’s limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, pursuant to guidelines adopted by the Underlying SEI Funds’ Board of Trustees. Under these guidelines, SIMC or the Underlying SEI Funds’ sub-advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Underlying SEI Funds’ sub-advisers, as applicable, intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which an Underlying SEI Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by an Underlying SEI Fund. At the time the Underlying SEI Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by an Underlying SEI Fund may increase the Underlying SEI Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to an Underlying SEI Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by an Underlying SEI Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when an Underlying SEI Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Underlying SEI Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, an Underlying SEI Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Underlying SEI Fund’s repurchase of the underlying security. An Underlying SEI Fund’s obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Underlying SEI Fund’s forward commitment to repurchase the underlying security.

SECURITIES LENDING—Certain Funds and certain Underlying SEI Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s or Underlying SEI Fund’s Board of Trustees. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund or Underlying SEI Fund (including the loan collateral). No Fund or Underlying SEI Fund will lend portfolio securities to SIMC, its sub-advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund or Underlying SEI Fund, as applicable.

A Fund or Underlying SEI Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s or Underlying SEI Fund’s securities lending agent, respectively.

By lending its securities, a Fund or Underlying SEI Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund and each Underlying SEI Fund will adhere to the following conditions whenever their portfolio securities are loaned: (i) the Fund and the Underlying SEI Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund and the Underlying SEI Fund must be able to terminate the loan on demand; (iv) the Fund and the Underlying SEI Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund and the Underlying SEI Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund and the Underlying SEI Fund, as applicable, must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s and an Underlying SEI Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

An Underlying SEI Fund may invest the cash received as collateral through loan transactions in other eligible securities, including shares of a registered money market fund or unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act, including funds that do not seek to maintain a stable $1.00 per share net asset value. Investing the cash collateral subjects an Underlying SEI Fund’s investments to market appreciation or depreciation. An Underlying SEI Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of an investment declines, an Underlying SEI Fund would be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP (“Liquidity Fund”), an affiliated private money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by an Underlying SEI Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. An Underlying SEI Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if, at all times during which the short position is open, the Underlying SEI Fund owns at least an equal amount of the securities, or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Underlying SEI Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Underlying SEI Fund sells a security it does not own. To complete such a transaction, the Underlying SEI Fund must borrow the security to make delivery to the buyer. The Underlying SEI Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying SEI Fund. Until the security is replaced, the Underlying SEI Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Underlying SEI Fund closes its short position or replaces the borrowed security, the Underlying SEI Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise “cover” the Underlying SEI Fund’s short position as required by the 1940 Act.

The SIMT Global Managed Volatility and SIMT U.S. Managed Volatility Funds may engage in short sales in an amount up to 30% of the SIMT Global Managed Volatility and SIMT U.S. Managed Volatility Funds’ value (measured at the time of investment) and the SIMT Large Cap Fund may engage in short sales in an amount up to 20% of the SIMT Large Cap Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility and SIMT Large Cap Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility and SIMT Large Cap Funds having leveraged investment portfolios, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility or SIMT Large Cap Funds’ share price and make the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility and SIMT Large Cap Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility and SIMT Large Cap Funds’ portfolio securities. The use of leverage may also cause the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility and SIMT Large Cap Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

STRUCTURED SECURITIES—The SIT Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities of the type in which the SIT Emerging Markets Debt Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The SIT Emerging Markets Debt Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the SIT Emerging Markets Debt Fund’s investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to- floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

An Underlying SEI Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, an Underlying SEI Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Underlying SEI Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Underlying SEI Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If an Underlying SEI Fund is a buyer and no event of default occurs, the Underlying SEI Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Underlying SEI Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, an Underlying SEI Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Underlying SEI Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Underlying SEI Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying SEI Fund. Credit default swaps involve different risks than if an Underlying SEI Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. An Underlying SEI Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, an Underlying SEI Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, an Underlying SEI Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). An Underlying SEI Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying SEI Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Underlying SEI Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Underlying SEI Fund’s total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from an Underlying SEI Fund. This is true whether these derivative products are used to create additional risk exposure for an Underlying SEI Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement an Underlying SEI Fund is obligated to make a payment to the counterparty, the Underlying SEI Fund must be prepared to make the payment when due. An Underlying SEI Fund could suffer losses with respect to such an agreement if the Underlying SEI Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to an Underlying SEI Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, an Underlying SEI Fund’s risk of loss will consist of any payments that the Underlying SEI Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, an Underlying SEI Fund may have contractual remedies under the swap agreement.

An Underlying SEI Fund will enter into swaps only with counterparties that SIMC or the sub-advisers of the Underlying SEI Fund, as applicable, believe to be creditworthy. In addition, an Underlying SEI Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise “cover” its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which an Underlying SEI Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export- Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of an Underlying SEI Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Underlying SEI Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although an Underlying SEI Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Underlying SEI Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, deems it appropriate. When an Underlying SEI Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for an Underlying SEI Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because an Underlying SEI Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Underlying SEI Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, an Underlying SEI Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. An Underlying SEI Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. An Underlying SEI Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. An Underlying SEI Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS OF THE FUNDS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies for each Fund which cannot be changed with respect to a fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

1.             Each Fund will concentrate its investments in investment company interests.

2.             No Fund may borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.             No Fund may make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.             No Fund may purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.             No Fund may underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies for each Fund and may be changed by the Board of Trustees without shareholder approval.

1.             No Fund may pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2.             No Fund may invest in companies for the purpose of exercising control.

3.             No Fund may purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.             No Fund may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

5.             Each Fund may borrow money in an amount up to 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amount not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

6.             No Fund may issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7.             No Fund may make loans if, as a result, more than 331/3% of its total assets would be loaned to other parties.

8.             No Fund may purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

9.             No Fund may invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund’s Board of Trustees.

INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

Fundamental Policies

The following investment limitations are fundamental policies of the Underlying SEI Funds and cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Underlying SEI Fund’s outstanding shares.

The percentages indicated below will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

Each of the Underlying SEI Funds may not:

1.             Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the SIMT Real Estate or SIT Emerging Markets Debt Fund.

2.             Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the SIMT Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

3.             Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.             Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.             Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.             Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.             With respect to the SIT International Fixed Income Fund, acquire more than 10% of the voting securities of any one issuer.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Underlying SEI Fund identified below and may be changed by the Underlying Trusts’ Board of Trustees without approval of a majority of shareholders.

The percentages indicated below (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

Each of the SIMT Core Fixed Income, SIMT U.S. Fixed Income, SIMT U.S. Managed Volatility, SIMT Real Return, SIMT High Yield Bond, SIMT Large Cap, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Real Estate, SIMT Small Cap, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds may not:

1.             Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2.             Invest in companies for the purpose of exercising control. This investment limitation does not apply to the SIMT Enhanced Income, SIMT Global Managed Volatility or SIMT Real Return Funds.

3.             Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act. This investment limitation does not apply to the SIMT Large Cap, SIMT Large Cap Growth or SIMT U.S. Managed Volatility Funds.

4.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder or exemption therefrom. This investment limitation does not apply to the SIMT Enhanced Income, SIMT Global Managed Volatility or SIMT Real Return Funds.

5.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. This investment limitation does not apply to the SIMT Real Return Fund.

6.             Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This investment limitation does not apply to the SIT International Equity, SIT Emerging Markets Equity, SIT Emerging Markets Debt, SIMT Real Return, SIMT U.S. Managed Volatility, SIMT Large Cap, SIMT Small Cap, SIMT Global Managed Volatility, SIMT Enhanced Income or SIMT Real Estate Funds.

7.             With respect to 75% of its assets (total assets for the SIT International Equity and SIT Emerging Markets Equity Funds): (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the SIT Emerging Markets Debt or SIMT Real Estate Funds.

8.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the SIMT Real Estate Fund.

9.             Borrow money in an amount exceeding 331/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. For all but the SIMT U.S. Managed Volatility and SIMT Real Estate Funds, to the extent that its borrowings exceed 5% of its assets: (i) all borrowing will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. For the SIMT U.S. Managed Volatility and SIMT Real Estate Funds, asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets. This investment limitation does not apply to the SIMT Large Cap or SIMT Small Cap Funds.

10.           Make loans if, as a result, more than 331/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

11.           Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

12.           For all but the SIMT Large Cap and SIMT Small Cap Funds, issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC. For the SIMT Large Cap and SIMT Small Cap Funds, issue any class of senior security or sell any security of which it is the issuer, except that an Underlying SEI Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Underlying SEI Fund, and further provided that, to the extent that such borrowings exceed 5% of an Underlying SEI Fund’s total assets, all borrowings shall be repaid before such Underlying SEI Fund makes additional investments. The term “senior security” shall not include any temporary borrowings that do not exceed 5% of the value of such Underlying SEI Fund’s total assets at the time the Underlying SEI Fund makes such temporary borrowing. In addition, investment strategies that either obligate an Underlying SEI Fund to purchase securities or require an Underlying SEI Fund to segregate assets will not be considered borrowings or senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC. These investment limitations do not apply to the SIMT Real Return Fund.

13.           Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the SIMT U.S. Managed Volatility, SIMT Global Managed Volatility, SIMT Enhanced Income or SIMT Real Estate Funds.

14.           With respect to the SIMT Real Estate Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies, equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs), and equity securities of small and medium sized companies, respectively. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

15.           With respect to the SIMT Large Cap, SIMT Large Cap Value, and SIMT Large Cap Growth Funds, under normal circumstances, invest less than 80% of their net assets in equity securities of large companies. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

16.           With respect to the SIMT Small Cap, SIMT Small Cap Value and SIMT Small Cap Growth Funds, under normal circumstances, invest less than 80% of their net assets in equity securities of small companies. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

17.           With respect to the SIMT U.S. Fixed Income, SIMT Core Fixed Income and SIMT High Yield Bond Funds, under normal circumstances, invest less than 80% of their net assets in fixed income securities and fixed income securities that are rated below investment grade, respectively. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

18.           With respect to the SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds, invest less than 80% of their net assets, under normal circumstances, in equity securities, equity securities of emerging market issuers and fixed income securities of emerging market issuers, respectively. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days’ notice to the SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds’ shareholders, respectively.

The SLAT Prime Obligation Fund may not:

1.             Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

2.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3.             Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

4.             Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

5.             Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

6.             Invest in companies for the purpose of exercising control.

7.             Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, the Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund’s investment objective and policies.

8.             Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

9.             Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

10.           Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

11.           Invest in interests in oil, gas or other mineral exploration or development programs.

12.           Invest more than 5% of its total assets in illiquid securities.

In addition, the SLAT Prime Obligation Fund must maintain an average dollar-weighted Fund maturity of sixty (60) days or less.

Each of the SDIT Ultra Short Duration Bond, Short-Duration Government and Intermediate-Duration Government Funds may not:

1.             With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

2.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (a) domestic banks; and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

3.             Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

4.             Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its prospectus and statement of additional information or as permitted by rule, regulation or order of the SEC.

5.             Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund’s net assets.

6.             Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund’s borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

7.             Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

8.             Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

9.             Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

10.           Purchase securities of other investment companies; provided that the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

11.           Invest more than 5% of its total assets in illiquid securities.

12.           Invest in companies for the purpose of exercising control.

Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund’s total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund’s purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

The following industry concentration limitations apply to each SIT Fund and the SIMT Global Managed Volatility, SIMT U.S. Managed Volatility and SIMT Enhanced Income Funds: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry. These limitations also apply to the SIMT U.S. Managed Volatility Fund.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Underlying SEI Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Underlying SEI Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Underlying SEI Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Underlying SEI Fund’s Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS

SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (b) by the Administrator on not less than 90 days’ written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code. The term “expenses” is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated daily and paid monthly by each Fund at the following annual rates:

Administration Fee

Defensive Strategy Fund	0.20%

Conservative Strategy Fund	0.20%

Moderate Strategy Fund	0.20%

Aggressive Strategy Fund	0.20%

Core Market Strategy Fund	0.20%

Market Growth Strategy Fund	0.20%

For the fiscal years ended March 31, 2008, 2009 and 2010 the following table shows: (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator’s voluntary fee waivers:

	Fees Paid			Fee Waivers
	2008	2009	2010	2008	2009	2010
Defensive Strategy Fund	$0	$0	$0	$218,887	$123,486	$105,955
Conservative Strategy Fund	$0	$0	$0	$364,691	$313,734	$277,769
Moderate Strategy Fund	$0	$0	$0	$1,293,382	$966,085	$740,425
Aggressive Strategy Fund	$0	$0	$0	$1,040,840	$873,436	$741,098
Core Market Strategy Fund	$0	$0	$0	$254,192	$207,874	$180,621
Market Growth Strategy Fund	$0	$0	$0	$1,836,384	$1,471,272	$1,150,092

THE INVESTMENT ADVISER TO THE FUNDS

SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to 23 investment companies, including 174 funds, with approximately $84.9 billion in assets under management as of May 31, 2010.

The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust and may manage the cash portion of the Funds’ assets. SIMC will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust’s Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Funds will operate in a manner that is distinctly different from most other investment companies. Most investment companies operate under a structure in which a single related group of companies provides investment advisory, administrative and distribution services, and in which the investment companies purchase equity and debt securities. The Funds, however, invest in shares of certain related investment companies that are advised and/or administered by SIMC (i.e., the Underlying SEI Funds). In turn, these Underlying SEI Funds invest in equity, debt and other securities. SIMC is responsible for investing the assets of each Fund in certain of the Underlying SEI Funds within percentage ranges established by SIMC, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of a Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC, or by SIMC on 90 days’ written notice to the Trust.

For its investment advisory services to the Trust, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund’s average daily net assets. SIMC may in the future voluntarily waive this fee or a portion of this fee. This waiver may be terminated by SIMC at any time in its sole discretion.

For the fiscal years ended March 31, 2008, 2009 and 2010, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC’s voluntary fee waivers:

	Fees Paid			Fee Waivers
	2008	2009	2010	2008	2009	2010
Defensive Strategy Fund	$91,283	$46,792	$42,448	$0	$0	$0
Conservative Strategy Fund	$153,902	$122,138	$110,172	$0	$0	$0
Moderate Strategy Fund	$542,913	$381,656	$288,017	$0	$0	$0
Aggressive Strategy Fund	$437,970	$347,684	$289,145	$0	$0	$0
Core Market Strategy Fund	$107,464	$82,136	$70,527	$0	$0	$0
Market Growth Strategy Fund	$770,516	$584,591	$447,695	$0	$0	$0

SIMC receives advisory fees from the Underlying SEI Funds.

Portfolio Management.

Compensation. SIMC compensates each portfolio manager for his management of the Funds. Each portfolio manager’s compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager’s compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of each portfolio manager’s compensation is based upon various performance factors, including the portfolio manager’s performance versus a proxy, global balanced portfolio, over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target out-performance of the global balanced portfolio. Another key factor is the portfolio manager’s team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of the end of the Funds’ most recently completed fiscal year, no portfolio manager beneficially owned any Fund shares.

Other Accounts. As of September 30, 2010, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets		Number of Accounts	Total Assets		Number of Accounts	Total Assets
John J. McCue	XX	$	XX B	X	$	XX M	X	$	X
James Solloway	XX	$	XX B	X	$	XX M	X	$	X

Conflicts of Interests. Mr. McCue’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include [SGAF] The SEI Defensive, The SEI Conservative, The SEI Moderate, The SEI Core, The SEI Balanced, The SEI Growth and The SEI Aggressive Funds, Sackville Balanced Portfolio Trust and Sackville Growth Portfolio Trust (collectively, the “Other Accounts”). The Other Accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. While the portfolio manager’s management of the Other Accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of Mr. McCue’s day-to-day management of the Funds. Because of his position with the Funds, the portfolio manager knows the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of the Other Accounts he manages and to the possible detriment of the Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of Mr. McCue’s management of the Funds and Other Accounts which, in theory, may allow him to allocate investment opportunities in a way that favors the Other Accounts over the Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Funds. Notwithstanding this theoretical conflict of interest, it is SIMC’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio manager may buy for an Other Account securities that differ in identity or quantity from securities bought for the Funds, such an approach might not be suitable for the Funds given their investment objectives and related restrictions.

THE ADVISER AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

Each advisory and certain of the sub-advisory agreements provide that SIMC (or an Underlying SEI Fund’s sub-advisers) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisers shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pursuant to the advisory and sub-advisory agreements, most of the Underlying SEI Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC’s investment adviser selection, monitoring and asset allocation services. Under the “Manager of Managers” approach employed by the Underlying SEI Funds, SIMC will recommend and, if the Trustees of those Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles.

The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Underlying Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC (or an Underlying SEI Fund’s sub-adviser), or by SIMC (or an Underlying SEI Fund’s sub-adviser) on 90 days’ written notice to the Underlying Trust.

SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Underlying Trusts’ Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of an Underlying SEI Fund’s shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

MANAGERS OF THE UNDERLYING SEI FUNDS

As of the date of this SAI, the following managers serve as adviser or sub-advisers to the Underlying SEI Funds:

SIMT U.S. Fixed Income Fund

Jennison Associates LLC (“Jennison”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Fixed Income Fund. Jennison (including its predecessor, Jennison Associates Capital Corp.), is a registered investment advisor founded in 1969. Jennison, a Delaware limited liability company, is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. The principal business addresses of Jennison are 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451.

J.P. Morgan Investment Management Inc. (“JPMIM”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Fixed Income Fund. JPMIM is a registered investment adviser and an indirect wholly owned subsidiary of JPMorgan Chase & Co. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167.

Metropolitan West Asset Management LLC (“MetWest”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Fixed Income Fund. MetWest is a California limited liability company founded in 1996 and is 100% majority owned by its active management team, through a holding company (MWAM Holdings, LLC). The principal business address of MetWest is 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025.

Wells Capital Management Inc. (“WellsCap’”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Fixed Income Fund. WellsCap became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105.

Western Asset Management Company (“Western Asset”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Fixed Income Fund. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101.

Western Asset Management Company Limited (“Western”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. The principal business address of Western is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom.

SIMT U.S. Managed Volatility Fund

Analytic Investors, LLC (“Analytic’’) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013.

Aronson+Johnson+Ortiz, LP (“AJO”) serves as a sub-adviser to a portion of the assets of the SIMT U.S. Managed Volatility Fund. AJO is wholly-owned by its 13 limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

SIMT Global Managed Volatility Fund

Acadian Asset Management LLC (“Acadian”) serves as a sub-adviser to a portion of the assets of the SIMT Global Managed Volatility Fund. Acadian was founded in 1986 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc. Old Mutual plc is a publicly traded company listed on the U.K. and South African stock exchanges. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109.

Analytic Investors, LLC (“Analytic”) serves as a sub-adviser to a portion of the assets of the SIMT Global Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analtyic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013.

SIMT Real Return Fund

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, serves as a sub-adviser to a portion of the assets of the SIMT Real Return Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMC serves as the adviser to the SIMT Real Return Fund. SIMC may, to a limited extent, directly manage a portion of the assets of the SIMT Real Return Fund. SIMC is a wholly-owned subsidiary of SEI. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

SIMT Enhanced Income Fund

Ares Management LLC (“Ares”) serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. Ares, a Delaware limited liability company, was founded in 1997 and is privately held. Substantially, all of the equity interests in Ares are held indirectly by senior partners of the firm, all of whom are actively involved in Ares’ investment activities. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. UBS Global AM, a Delaware corporation organized in 1989, is a wholly-owned subsidiary of UBS Americas Inc., which, in turn, is a wholly-owned subsidiary of UBS AG, a publicly traded Swiss bank (NYSE: UBS). The principal business address of UBS Global AM is One North Wacker Drive, Chicago, Illinois 60606.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02019.

SIMT Large Cap Fund

Analytic Investors, LLC (“Analytic”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013.

Aronson+Johnson+Ortiz, LP (“AJO”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. AJO is wholly owned by its 13 limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO. The principal business address of AJO 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

Delaware Management Company (“DMC”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. DMC is a series of Delaware Management Business Trust, which is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange (ASX: MQG) and regulated by the Australian Prudential Regulation Authority (“APRA”), the Australian banking regulator. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Legg Mason Capital Management, Inc. (“LMCM”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. LMCM, a Maryland corporation, was founded in 1982 and is a wholly-owned subsidiary of Legg Mason, Inc., a Maryland corporation. The principal business address of LMCM is 100 International Drive, 17th Floor, Baltimore, Maryland 21202.

LSV Asset Management (“LSV”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 9 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

Neuberger Berman Management LLC (“NBML”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. NBML is wholly owned subsidiary of Neuberger Berman Group LLC. The principal business address of NBML is 605 Third Avenue, New York, New York 10158.

Quantitative Management Associates LLC (“QMA”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which, in turn, is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003. The principal business address of QMA is Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.

SIMT Large Cap Growth Fund

Delaware Management Company (“DMC”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Growth Fund. DMC is a series of Delaware Management Business Trust, which is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange (ASX: MQG) and regulated by the Australian Prudential Regulation Authority (“APRA”), the Australian banking regulator. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Goldman Sachs Asset Management, L.P. (“GSAM”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Growth Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of GSAM is 32 Old Slip, New York, New York 10005.

INTECH Investment Management LLC (“INTECH”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Growth Fund. Janus Capital Group Inc. indirectly owns 92% of INTECH and approximately 8% of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33410.

Legg Mason Capital Management, Inc. (“LMCM”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Growth Fund. LMCM, a Maryland corporation, was founded in 1982 and is a wholly-owned subsidiary of Legg Mason, Inc., a Maryland corporation. The principal business address of LMCM is 100 International Drive, 17th Floor, Baltimore, Maryland 21202.

Neuberger Berman Management LLC (“NBML”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Growth Fund. NBML is wholly owned subsidiary of Neuberger Berman Group LLC. The principal business address of NBML is 605 Third Avenue, New York, New York 10158.

SIMT Large Cap Value Fund

Aronson+Johnson+Ortiz, LP (“AJO”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Value Fund. AJO is wholly-owned by its 13 limited partners. Theodore R. Aronson, Managing Principal, is 50% equity owner of AJO. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

INTECH Investment Management LLC (“INTECH”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Value Fund. Janus Capital Group Inc. indirectly owns 92% of INTECH and approximately 8%

of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33410.

Lazard Asset Management LLC (“Lazard”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Value Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112.

Legg Mason Capital Management, Inc. (“LMCM”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Value Fund. LMCM, a Maryland corporation, was founded in 1982 and is a wholly-owned subsidiary of Legg Mason, Inc., a Maryland corporation. The principal business address of LMCM is 100 International Drive, 17th Floor, Baltimore, Maryland 21202.

LSV Asset Management (“LSV”) serves as a sub-adviser to a portion of the assets of the SIMT Large Cap Value Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 9 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Suite 4000, Chicago, Illinois 60606.

SIMT Small Cap Fund

Allianz Global Investors Capital LLC (“Allianz”) is sub-adviser to the Small Cap Fund. Allianz is a Delaware limited liability company and is a wholly-owned subsidiary of Allianz Global Investors Management Partners, which is a wholly owned subsidiary of Allianz Global Investors of America L.P., a Delaware limited partnership. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Global Investors of America L.P. The principal place of business of Allianz is 1345 Avenue of Americas, New York, NY 10105.

AQR Capital Management, LLC (“AQR”) serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Fund. AQR, a Delaware limited liability company founded in 1998, is majority owned by its fifteen managing principals. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.

Integrity Asset Management, LLC (“Integrity”) serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Fund. Integrity was founded in 2003 and is wholly-owned by its employees. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Fund. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025.

Robeco Investment Management, Inc. (“RIM”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Fund. RIM is a wholly-owned subsidiary of the Dutch investment management firm Robeco Group N.V., which in turn is 100% owned by Cooperative Centrale Raiffeisen Boerenleenbank B.A. (also known as Rabobank). The principal business address of RIM is 909 Third Avenue, New York, New York 10022.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT Small Cap Growth Fund

Allianz Global Investors Capital LLC (“Allianz”) is sub-adviser to the Small Cap Growth Fund. Allianz is a Delaware limited liability company and is a wholly-owned subsidiary of Allianz Global Investors Management Partners, which is a wholly owned subsidiary of Allianz Global Investors of America L.P., a Delaware limited partnership. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Global Investors of America L.P. The principal place of business of Allianz is 1345 Avenue of Americas, New York, NY 10105.

AQR Capital Management, LLC (“AQR”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Growth Fund. AQR, a Delaware limited liability company founded in 1998, is majority owned by its fifteen managing principals. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.

Janus Capital Management LLC (“Janus”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Growth Fund. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206.

Lee Munder Capital Group, LLC (“LMCG”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Growth Fund. LMCG was founded in 2000. LMCG is 45% owned by employees and 55% owned by Convergent Capital Management, LLC. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Growth Fund. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025.

SIMT Small Cap Value Fund

Artisan Partners Limited Partnership (“Artisan”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Value Fund. Artisan is wholly owned by its parent company, Artisan Partners Holdings LP. Artisan Partners Holdings LP’s sole general partner is Artisan Investment Corporation, which is controlled by Artisan founders, Andrew A. Ziegler and Carlene Murphy Ziegler. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Lee Munder Capital Group, LLC (“LMCG”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Value Fund. LMCG was founded in 2000. LMCG is 45% owned by employees and 55% owned by Convergent Capital Management, LLC. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

LSV Asset Management (“LSV”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Value Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 9 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

Martingale Asset Management, L.P. (“Martingale”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, 19th Floor, Boston, Massachusetts 02116.

Robeco Investment Management, Inc. (“RIM”) serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Value Fund. RIM is a wholly-owned subsidiary of the Dutch investment management firm Robeco Group N.V., which in turn is 100% owned by Cooperative Centrale Raiffeisen-Boerenleenbank B.A. (also known as Rabobank). The principal business address of RIM is 909 Third Avenue, 32nd Floor, New York, New York 10022.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, serves as a sub-adviser to a portion of the assets of the SIMT Small Cap Value Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIT International Equity Fund

Acadian Asset Management LLC (“Acadian”) serves as a sub-adviser to a portion of the assets of the SIT International Equity Fund. Acadian was founded in 1986 and is a subsidiary of Old Mutual Asset Managers (US) LLC, which is an indirect wholly-owned subsidiary of Old Mutual plc. Old Mutual plc is a publicly traded company listed on the U.K. and South African stock exchanges. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109.

AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) serves as a sub-adviser to a portion of the assets of the SIT International Equity Fund. AXA Rosenberg is a wholly-owned subsidiary of AXA Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563.

Declaration Management & Research LLC (“Declaration”) serves as a sub-adviser to a portion of the SIT International Equity Fund’s assets. Declaration is an SEC registered investment adviser. The firm was founded in 1989 and is located in McLean, Virginia. The firm is an MFC Global Investment Management Company, indirectly wholly owned by John Hancock Financial Services, Inc., a unit of Manulife Financial Corporation. The principal business address of Declaration is 1800 Tysons Blvd., Suite 200, McLean, Virginia 22102.

INTECH Investment Management LLC (“INTECH”) serves as a sub-adviser to a portion of the assets of the SIT International Equity Fund. Janus Capital Group Inc. indirectly owns 92% of INTECH and approximately 8% of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33410.

Neuberger Berman Management LLC (“NBML”) serves as a sub-adviser to a portion of the assets of the SIT International Equity Fund. NBML is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC. The principal business address of NBML is 605 Third Avenue, New York, NY 10158.

Quantitative Management Associates LLC (“QMA”) serves as a sub-adviser to a portion of the assets of the SIT International Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc, a wholly-owned subsidiary of Prudential Asset Management Holding Company, LLC, which, in turn, is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102.

Schroder Investment Management North America, Inc. (“SIMNA”) serves as a sub-adviser to a portion of the assets of the SIT International Equity Fund. SIMNA has engaged its affiliate, Schroder Investment Management North America Limited (“SIMNA Ltd.”), to provide certain advisory services to the SIT International Equity Fund. SIMNA and SIMNA Limited are indirect wholly-owned subsidiaries of Schroders plc (“Schroders”), a public company and one of the largest asset managers listed on the London Stock Exchange. SIMNA and SIMNA Ltd are both a SEC-registered investment advisers for Schroders in North America. The principal business address of SIMNA is 875 Third Avenue, New York, New York 10022 and the principal business address of SIMNA Ltd. is 31 Gresham Street, London, EC2V 7QA, United Kingdom.

SIT Emerging Markets Equity Fund

AllianceBernstein L.P. (“AllianceBernstein”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. AllianceBernstein is 64.1% owned by AXA Financial, Inc., 31.0% owned by the public and 4.9% owned by AllianceBernstein Directors, Officers and employees. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, one of the world’s largest global financial services organizations. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Artisan Partners Limited Partnership (“Artisan”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. Artisan is wholly owned by its parent company, Artisan Partners Holdings LP. Artisan Partners Holdings LP’s sole general partner is Artisan Investment Corporation, which is controlled by Artisan founders, Andrew A. Ziegler and Carlene Murphy Ziegler. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

AXA Rosenberg Investment Management, LLC (“AXA Rosenberg”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. AXA Rosenberg is a wholly-owned subsidiary of AXA

Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563.

The Boston Company Asset Management, LLC (“The Boston Company”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation. The principal business address of The Boston Company is One Boston Place, Boston, Massachusetts 02108.

Lazard Asset Management LLC (“Lazard”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. Lazard is a Delaware limited liability company. It is a subsidiary of Lazard Frères & Co. LLC, a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. Interests of Lazard Group LLC are held by Lazard Ltd., which is a Bermuda corporation with shares that are publicly traded on the New York Stock Exchange. The principal business address of Lazard is 30 Rockefeller Plaza, New York, New York 10112.

Neuberger Berman Management LLC (“NBML”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. NBML is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC. The principal business address of NBML is 605 Third Avenue, New York, New York 10158.

PanAgora Asset Management, Inc. (“PanAgora”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (“NLI”). Power Financial Corporation, through its affiliate Great West Life/Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares. The principal business address of PanAgora is 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210.

Rexiter Capital Management Limited (“Rexiter”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 78.3% owned by State Street Global Alliance, LLC and 21.7% owned by its employees. State Street Global Alliance, LLC is 51% beneficially owned by State Street Corporation and 49% by ABP (the pension fund for Dutch State employees). The principal business address of Rexiter is 80 Cannon Street, London EC4N 6HL United Kingdom.

SIMT Real Estate Fund

Security Capital Research & Management Incorporated (“Security Capital”) serves as a sub-adviser to a portion of the assets of the SIMT Real Estate Fund. Security Capital is an indirect, 100% subsidiary of J.P. Morgan Chase & Co. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603.

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership, serves as a sub-adviser to a portion of the assets of the SIMT Real Estate Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SDIT Ultra Short Duration Bond Fund

Wellington Management Company, LLP (“Wellington Management”) serves as the sub-adviser to the SDIT Ultra Short Duration Bond Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SDIT Short-Duration Government Fund

Wellington Management Company, LLP (“Wellington Management”) serves as the sub-adviser to the SDIT Short-Duration Government Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SDIT Intermediate-Duration Government Fund

Wellington Management Company, LLP (“Wellington Management”) serves as the sub-adviser to the SDIT Intermediate-Duration Government Fund. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT Core Fixed Income Fund

Jennison Associates LLC (“Jennison”) serves as a sub-adviser to a portion of the assets of the SIMT Core Fixed Income Fund. Jennison (including its predecessor, Jennison Associates Capital Corp.), is a registered investment advisor founded in 1969. Jennison, a Delaware limited liability company, is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. The principal business addresses of Jennison are 466 Lexington Avenue, New York, New York 10017 and 1000 Winter Street, Suite 4900, Waltham, Massachusetts 02451.

J.P. Morgan Investment Management Inc. (“JPMIM”) serves as a sub-adviser to a portion of the assets of the SIMT Core Fixed Income Fund. JPMIM is a registered investment adviser and an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMC”). The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167.

Metropolitan West Asset Management, LLC (“MWAM”) serves as a sub-adviser to a portion of the assets of the SIMT Core Fixed Income Fund. MWAM is a California limited liability company founded in 1996 and is 100% majority owned by its active management team through a holding company (MWAM Holdings, LLC). The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1500, Los Angeles, California 90025.

Wells Capital Management Inc. (“Wells Capital”) serves as a sub-adviser to a portion of the assets of the SIMT Core Fixed Income Fund. Wells Capital became a subsidiary of Wells Fargo Bank in 1996 and was formed from existing institutional investment management teams that had been in place since 1981. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105.

Western Asset Management Company (“Western Asset”) serves as a sub-adviser to a portion of the assets of the SIMT Core Fixed Income Fund. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101.

Western Asset Management Company Limited (“Western”) serves as a sub-adviser to a portion of the assets of the SIMT Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. The principal business address of Western is 10 Exchange Square, Primrose Street, London, EC2A 2EN, United Kingdom.

SIMT High Yield Bond Fund

Ares Management LLC (“Ares”) serves as a sub-adviser to a portion of the assets of the SIMT High Yield Bond Fund. Ares, a Delaware limited liability company, was founded in 1997 and is privately held. Substantially, all of the equity interests in Ares are held indirectly by senior partners of the firm, all of whom are actively involved in Ares’ investment activities. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067.

Brigade Capital Management, LLC (“Brigade”) serves as a sub-adviser to a portion of the assets of the SIMT High Yield Bond Fund. Brigade, a Delaware limited liability company and an SEC registered investment adviser, is controlled by Donald E. Morgan III, the managing partner of Brigade. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022.

Delaware Management Company (“DMC”) serves as a sub-adviser to a portion of the assets of the SIMT High Yield Bond Fund. DMC is a series of Delaware Management Business Trust, which is an indirect subsidiary of Macquarie Group Limited, which is traded on the Australian stock exchange (ASX: MQG) and regulated by the

Australian Prudential Regulation Authority (“APRA”), the Australian banking regulator. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

Guggenheim Investment Management, LLC (“GIM”) serves as a sub-adviser to a portion of the assets of the SIMT High Yield Bond Fund. GIM, a Delaware limited liability company and an SEC registered investment adviser, is a wholly owned subsidiary of Guggenheim Investment Management Holdings, LLC, which, in turn, is directly owned by certain members of senior management and indirectly by Guggenheim Capital, LLC. The principal business address of GIM is 135 East 57th Street, 6th Floor, New York, New York 10022.

J.P. Morgan Investment Management Inc. (“JPMIM”) serves as a sub-adviser to a portion of the assets of the SIMT High Yield Bond Fund. JPMIM is a registered investment adviser and an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMC”). The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167.

SIMC serves as the adviser to the SIMT High Yield Bond Fund. SIMC may, to a limited extent, directly manage a portion of the assets of the SIMT High Yield Bond Fund. SIMC is a wholly-owned subsidiary of SEI. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

SIT Emerging Markets Debt Fund

Ashmore Investment Management Limited (“Ashmore”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Debt Fund. Ashmore is an indirectly wholly-owned subsidiary of Ashmore Group plc. The principal business address of Ashmore is 61 Aldwych, 5th Floor, London, WC2B 4AE.

ING Investment Management Advisors, B.V. (“IIMA”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Debt Fund. IIMA, a Netherlands Corporation, was founded in 1896 and became an investment advisory company in 1991. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, LLC. The principal business address of IIMA is Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK.

Stone Harbor Investment Partners LP (“Stone Harbor”) serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Debt Fund. Stone Harbor is a Delaware limited partnership founded in 2005 and is 100% employee owned. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019.

SLAT Prime Obligation Fund

BofA Advisors, LLC (“BofA Advisors”) serves as the sub-adviser to the SLAT Prime Obligation Fund. BofA Advisors is a wholly-owned subsidiary of BofA Global Capital Management Group, LLC, which is an asset management division of Bank of America Corporation. The principal business address of BofA Advisors is 100 Federal Street, Boston, Massachusetts 02110.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund’s distributor pursuant to a distribution agreement (the “Distribution Agreement”) with the Trust. The Trust has adopted a Distribution Plan for its Class D Shares (the “Class D Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or in any agreements related thereto (“Qualified Trustees”). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of 0.75% of each Fund’s average daily net assets attributable to Class D Shares. The distribution-related payments under the Class D Plan may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions and of any other persons who provide support services in connection with the distribution of Fund Shares.

In addition, pursuant to a Shareholder Service Plan and Agreement (the “Service Plan”), each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares at the annual rate of 0.25% of the value of the average daily net assets attributable to Class D Shares of the Fund, which is calculated and payable monthly. The service fees payable to the Distributor under the Service Plan are intended to compensate the Distributor for the provision of shareholder services, and may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Shareholder services under the Service Plan for Class D Shares may include: telephone service to shareholders; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts; and acceptance of payment for trades by Federal Reserve wire.

Payments under the Class D Plan are not tied exclusively to the expenses for distribution activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. Similarly, payments to the Distributor under the Service Plan are not directly tied to shareholder servicing expenses incurred. The Trust’s Board of Trustees will evaluate the appropriateness of the Class D Plan and the Service Plan and their payment terms on a continuing basis and, in doing so, will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan and the Service Plan.

Periodically, the Distributor may waive a portion of the fees payable to it under the Service Plan in order to keep within certain limits imposed by the Trust’s SEC Order and/or applicable SEC rules and regulations. Specifically, any Fund’s shareholder servicing fees may be reduced in an amount equal to the Fund’s pro rata portion of any shareholder servicing fees paid by any Underlying SEI Fund in which the Fund invests, but only to the extent necessary to comply with the Trust’s SEC Order and/or applicable SEC rules and regulations.

It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

Except to the extent that the Administrator and SIMC (as investment adviser) benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the firm’s associated Financial Advisors and their customers, placing the Fund on the firm’s preferred or recommended fund list, granting the Distributor access to the firm’s associated Financial Advisors, providing assistance in training and educating the firm’s personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds’ Shareholder Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds’ portfolio, the Funds, and the Adviser will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., SIMC is responsible for the day-today management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund and the allocation of the Funds’ assets across the Underlying SEI Funds. Additionally, SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of SIMC and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC, the Board annually meets with SIMC to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Fair Value Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with SIMC, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through SIMC and the Funds’ other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are nine members of the Board of Trustees, seven of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (78%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates dealings and communications between the independent Trustees and management, and among the independent Trustees and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia) Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd., SEI Investments—Unit Trust Management (UK) Limited and SEI Alpha Strategy Portfolios, LP. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust and SEI Tax Exempt Trust.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Member of the independent review committee for SEI’s Canadian-

registered mutual funds. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd., (private

*              Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust (as that term is defined in the 1940 Act) by virtue of their affiliation with SIMC and the Trust’s Distributor.

management consulting firm), from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Structured Credit Fund, LP, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Member of the Executive Committee, Georgia Tech Foundation, Inc. (nonprofit corporation). Director of St. Joseph’s Translational Research Institute. Member of the Board of Councilors of the Carter Center. Trustee/Director of SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1996.

The Trust has concluded that Ms. Greco should serve as Trustee because of the experience she gained serving as a Director of several large public companies and as a Trustee of a real estate investment trust, the experience and knowledge she gained serving as President and Chief Executive Officer of a large commercial bank, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 1999.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company’s pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as President and founder of an investment management firm, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a Director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•              Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditors and whether to terminate this relationship; reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust’s compliance program. Messrs.

Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the Trust’s most recently completed fiscal year.

•              Fair Value Committee. The Board has a standing Fair Value Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Committee’s determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board’s delegates on the Fair Value Committee. The Fair Value Committee meets periodically, as necessary, and did not meet during the Trust’s most recently completed fiscal year.

•              Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board’s operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of “interested” Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust’s offices. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met five times during the Trust’s most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the “1934 Act”). [The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.]

	Dollar Range of	Aggregate Dollar
	Fund Shares	Range of Shares
Name	(Fund)*	(Fund Complex)*

Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000

Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	$50,001-$100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None
Mr. Harris	None	None

* Valuation date is December 31, 2009.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

		Pension or
		Retirement	Estimated
		Benefits Accrued	Annual	Total Compensation
	Aggregate	as Part of	Benefits Upon	From the Trust
Name	Compensation	Fund Expenses	Retirement	and Fund Complex

Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0

Independent
Mr. Storey	$5,240.63	N/A	N/A	$218,645.98
Mr. Sullivan	$5,465.63	N/A	N/A	$227,906.23
Ms. Greco	$5,240.63	N/A	N/A	$218,645.98
Ms. Lesavoy	$5,240.63	N/A	N/A	$218,645.98
Mr. Williams	$5,240.63	N/A	N/A	$218,645.98
Mr. Johnson	$5,240.63	N/A	N/A	$218,645.98
Mr. Harris	$5,240.63	N/A	N/A	$218,645.98

Trust Officers. Set forth below are the name, date of birth, position with the Trust, length of term of office and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI or its affiliates serves as investment adviser, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading “Interested Trustees.”

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to December 2006.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Bishop Street Funds, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)—Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004- July 2007. Attorney, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005- October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.

KERI E. ROHN (DOB 08/24/80)—Privacy Officer (since 2009)—Compliance Officer of SEI Investments Company, June 2003-present.

PROXY VOTING POLICIES AND PROCEDURES

The Funds and all of the Underlying SEI Funds have delegated proxy voting responsibilities to SIMC, subject to the Funds’ Board’s and the Underlying SEI Funds’ Board’s general oversight.

In delegating the proxy voting responsibilities to SIMC, each Fund and Underlying SEI Fund has directed that proxies be voted consistent with the Fund’s and the Underlying SEI Fund’s best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the “Procedures”). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds and the Underlying SEI Funds (each a “Client”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the “Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Committee”). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service’s recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service’s recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client’s consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC’s Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or going to the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The purchase and redemption price of a Fund’s shares is the net asset value of each share. The net asset value of each Fund is determined by the Administrator and is based upon the proportionate net asset value of each Fund’s Underlying SEI Fund shares (plus any available cash and other assets and liabilities of that Fund).

The Underlying SEI Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities of the Underlying SEI Funds for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Underlying SEI Funds’ Fair Value Committee and reviewed by the Underlying Trusts’ Board of Trustees. In complying with the 1940 Act, the Funds and the Underlying SEI Funds follow guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Securities held by an Underlying SEI Fund that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Underlying SEI Funds at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security held by an Underlying SEI Fund that is listed on multiple exchanges, the principal exchange will generally be considered to be the exchange on which the security is normally most actively traded. Securities that are held by an Underlying SEI Fund that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. If prices for securities held by an Underlying SEI Fund that are listed on a securities exchange or on market or automated quotation systems are not readily available, the security will be valued in accordance with Fair Value Procedures established by the Underlying Trusts’ Board of Trustees.

If available, money market securities and other debt securities held by an Underlying SEI Fund are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities held by an Underlying SEI Fund with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued in accordance with Fair Value Procedures established by the Underlying Trusts’ Board of Trustees.

Securities held by an Underlying SEI Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price an Underlying SEI Fund would receive if it sold the instrument, and the value of securities in the Underlying SEI Fund can be expected to vary inversely with changes in prevailing interest rates.

An Underlying SEI Fund may use a third-party fair valuation vendor. Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by these Underlying SEI Funds’ Fair Value Committee. The Fair Value Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Committee is exceeded on a specific day, an Underlying SEI Fund shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities held by an Underlying SEI Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which an Underlying SEI Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Underlying SEI Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Underlying SEI Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or an Underlying SEI Fund’s sub-adviser, as applicable, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Underlying SEI Fund calculates net asset value, it may request that a Fair Value Committee meeting be called. In addition, the Underlying SEI Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Underlying SEI Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, holding the relevant securities that such limits have been exceeded. In such event, SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, makes the determination whether a fair value committee meeting should be called based on the information provided.

Prices for most securities held by an Underlying SEI Fund are provided daily by third-party independent pricing agents. SIMC or an Underlying SEI Fund’s sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service’s prices will be reliable. SIMC or an Underlying SEI Fund’s sub-adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Underlying SEI Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Underlying SEI Fund’s administrator, in turn, will notify the Fair Value Committee if it receives such notification from SIMC or the Underlying SEI Fund’s sub-adviser, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the respective Underlying Trust and the Underlying SEI Funds’ administrator under the general supervision of the Underlying Trusts’ Board of Trustees.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying SEI Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying SEI Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust’s net assets. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

You may redeem shares at any time. For an IRA or other tax-deferred account, you must make your redemption request in writing. You should be aware that any distributions personally received by you from the account prior to age 591/2 are generally subject to a 10% penalty tax, as well as to ordinary income taxes. To avoid the 10% penalty, you must generally rollover your distribution to another tax-deferred account or tax-qualified retirement plan (if permitted) within 60 days.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Administrator, the Distributor and/or the custodian are not open for business.

Use of Third-Party Independent Pricing Agents. The Underlying SEI Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of an Underlying SEI Fund’s net assets or involve a material departure in pricing methodology from that of the Underlying SEI Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

SHAREHOLDER SERVICES

Distribution Investment Option. Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the Prospectus of the Underlying SEI Funds and consider the differences in objectives and policies before making any investment.

Exchange Privilege. Some or all of the shares of a Fund’s shares for which payment has been received (i.e., an established account), may be exchanged for shares of the same class of other Funds of the Trust. A shareholder may exchange the shares of each Fund, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days’ notice. Exchanges will be made only after proper instructions in writing or by telephone (an “Exchange Request”) are received for an established account by the Distributor.

Each Exchange Request must be in proper form (i.e., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the “Old Fund”) to be exchanged and the purchase at net asset value of the shares of the other Funds (the “New Funds”). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder’s federal income tax return, unless such shares were held in a tax-deferred account or tax-qualified retirement plan. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder’s Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

For federal income tax purposes, capital loss carry-forwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2009 through March 31, 2010 that, in accordance with federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year. For more information about the amount of capital loss carry-forwards for the fiscal year ended March 31, 2010, please refer to the Annual Report.

All income and capital gains received by a Fund from an Underlying SEI Fund that it owns will be distributed by the Fund (after deductions for the Fund’s allowable losses and expenses) and will be taxable to shareholders as ordinary income, except to the extent they are designated as qualified dividend income or capital gain dividend. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. Qualified dividend income is, in general, dividend income from taxable domestic corporations (note, this generally does not include REITs) and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions attributable to the Fund’s net long-term capital gain will be taxable to shareholders as long-term capital gains (currently at a maximum rate of 15%). Because each Fund is actively managed, it may realize taxable net short-term capital gains by selling shares of a mutual fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in a Fund rather than directly investing in the Underlying SEI Funds may result in increased tax liability to a shareholder because the Fund must distribute its net realized gains in accordance with the rules described above.

Distributions of net capital gain received by a Fund from the Underlying SEI Funds (as described above), as well as net long-term capital gain realized by a Fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

For purposes of determining the character of income received by a Fund when an Underlying SEI Fund distributes net capital gain to a Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Underlying SEI Fund for less than one year. Any loss incurred by a Fund on the redemption or other sale of such mutual fund’s shares that have a tax holding period of six months or less (unless it is not disallowed under wash sale rules) will be treated as long-term capital loss to the extent of the gain distributions received on the shares disposed of by the Fund.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.

Absent further legislation, the maximum 15 percent tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in such Fund.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction are available to corporate shareholders and the lower rates applicable to qualified dividend income is available to individual shareholders, both subject to certain limitations. The board reserves the right not to maintain the qualification of a Fund if it determines such course of action to be beneficial to shareholders.

A Fund will be required in certain cases to withhold, at the applicable withholding rates, and remit to the U.S. Treasury the amount withheld from distributions amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service (“IRS”) for failure to properly report payments of interest or dividends; (3) has failed to provide the Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding; or (4) fails to certify that such shareholder is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPs, TRs, TIGRs, LYONs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Investment income received by the Underlying SEI Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat its shareholders as having paid their proportionate share of such taxes paid by the Underlying SEI Funds for foreign tax credit purposes.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gain distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust and the Underlying Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Underlying SEI Funds’ sub-advisers are responsible for placing orders to execute Fund and Underlying SEI Fund transactions. In placing orders, it is the Trust’s and the Underlying Trusts’ policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While SIMC and the Underlying SEI Funds’ sub-advisers generally seek reasonably competitive spreads or commissions, the Trust and the Underlying Trusts will not necessarily be paying the lowest spread or commission available. The Trust and the Underlying Trusts will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

SIMC and the various firms that serve as sub-advisers to certain of the Underlying SEI Funds, in the exercise of joint investment discretion over the assets of an Underlying SEI Fund, may execute a substantial portion of an Underlying SEI Fund’s portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the “Program”). SIMC then requests, but does not require, that certain sub-advisers execute a portion of an Underlying SEI Fund’s portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Underlying SEI Fund portfolio transactions. The Distributor then returns to an Underlying SEI Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Underlying SEI Fund to pay fund operating expenses. Sub-advisers are authorized to execute trades pursuant to the Program; provided that, the sub-adviser determines that such trading is consistent with its duty to seek best execution on Underlying SEI Fund portfolio transactions. As disclosed in the Underlying Trusts’ prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to an Underlying SEI Fund and/or reimburses expenses of an Underlying SEI Fund in order to maintain the Underlying SEI Fund’s total operating expenses at or below a specified level. In such cases, the portion of commissions returned to an Underlying SEI Fund under the Program will generally be used to pay Underlying SEI Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Underlying SEI Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Underlying SEI Fund fees or reimbursing expenses, then the portion of commissions returned to an Underlying SEI Fund under the Program will directly decrease the overall amount of operating expenses of the Underlying SEI Fund borne by its shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in an Underlying SEI Fund’s portfolio when there is a change in sub-advisers in the Underlying SEI Fund or a reallocation of assets among the Underlying SEI Fund’s sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Underlying Trusts’ policy to achieve best net results, and must comply with the Underlying Trusts’ procedures regarding the execution of Underlying SEI Fund transactions through affiliated brokers. The Funds and the Underlying SEI Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund or Underlying SEI Fund shares.

Neither the Trust nor the Underlying Trusts expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Underlying SEI Funds’ sub-advisers may select a broker based upon brokerage or research services provided to SIMC or the Underlying Funds’ sub-advisers. SIMC or the Underlying SEI Funds’ sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits SIMC and the Underlying SEI Funds’ sub-advisers, under certain circumstances, to cause the Funds or the Underlying SEI Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, SIMC and the Underlying SEI Funds’ sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds or the Underlying SEI Funds. In addition to agency transactions, SIMC and the Underlying SEI Funds’ sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Underlying SEI Funds’ sub-advisers might utilize Fund or Underlying SEI Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Underlying SEI Funds’ sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC and the Underlying SEI Funds’ sub-advisers will be in addition to and not in lieu of the services required to be performed by SIMC and the Underlying SEI Funds’ sub-advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to SIMC or the Underlying SEI Funds’ sub-advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or an Underlying SEI Fund’s sub-adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, SIMC or the Underlying SEI Fund’s sub-adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Underlying SEI Fund’s sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC or the Underlying SEI Fund’s sub-adviser faces a potential conflict of interest, but SIMC or the Underlying SEI Fund’s sub-adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund or an Underlying SEI Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Underlying SEI Fund’s sub-advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

A Fund or an Underlying SEI Fund may not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The portfolio turnover rate for the fiscal years ended March 31, 2009 and 2010 was as follows:

	Turnover Rate
Portfolio	2009	2010
Defensive Strategy Fund	64%	108%
Conservative Strategy Fund	72%	81%
Moderate Strategy Fund	76%	98%
Aggressive Strategy Fund	89%	121%
Core Market Strategy Fund	98%	148%
Market Growth Strategy Fund	95%	136%

Changes in the portfolio turnover rate are explained primarily by the impact of cash flows in and out of the Funds and by changes in the composition of the Funds’ investment strategies.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http://www.seic.com/fund_holdings_home.asp (together, the “Portfolio Holdings Website”). The Funds’ and the Underlying SEI Funds’ Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund and its Underlying SEI Funds as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust or the Underlying Trust that is satisfactory to the Trust or the Underlying Trust’s officers and that provides that the reporting service will not trade on the information. The Funds and the Underlying SEI Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds’ and the Underlying SEI Funds’ Trustees, SIMC, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds’ and the Underlying SEI Funds’ third-party independent pricing agents and the Funds’ and the Underlying SEI Funds’ independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Trust or the Underlying Trust or by the nature of its relationship with the Trust or the Underlying Trust. Portfolio holdings of a Fund or an Underlying SEI Fund may also be provided to a prospective service provider for that Fund or an Underlying SEI Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund or an Underlying SEI Fund in such form as deemed acceptable by an officer of the Fund or an Underlying SEI Fund. The Board exercises on-going oversight of the disclosure of Fund or Underlying SEI Fund portfolio holdings by overseeing the implementation and enforcement of the Funds’ and Underlying SEI Funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, Underlying SEI Funds, SIMC, nor any other service provider to the Funds or Underlying SEI Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds and the Underlying SEI Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and the Underlying SEI Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account certain distribution, shareholder servicing and transfer agency expenses attributable to each share class. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares and separate classes of such series. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to shareholders requesting the meeting.

Where the Trust’s Prospectuses or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy; or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of Novemeber XX, 2010, no persons were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the Class D shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

CUSTODIAN

SEI Investments Global Funds Services, which also serves as the Administrator and the transfer agent for the Underlying SEI Funds, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying SEI Funds. U.S. Bank National Association, located at 425 Walnut Street, Cincinnati, Ohio 45202 (the “Custodian”), acts as the custodian for the non-mutual fund assets of each Fund. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust’s assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

XXXX, the Trust’s independent registered public accounting firm, is located at                             .

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust and to the Underlying SEI Funds.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY’S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa                           Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa                                 Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A                                       Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa                           Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba                                 Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B                                       Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa                           Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca                                 Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C                                       Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATING DEFINITIONS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor’s capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation’s nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under bankruptcy laws and other laws affecting creditors’ rights.

Likelihood of default is indicated by an issuer’s senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

Investment Grade

AAA                     Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA                              Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A                                       Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB                     Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated “BB”, “B”, “CCC”, “CC”, and “C” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB                              Debt rated “BB” has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB–” rating.

B                                       Debt rate “B” has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The “B” rating category also is used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB–” rating.

CCC                     Debt rated “CCC” has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category also is used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B–” rating.

CC                              The rating “CC” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC” rating.

C                                       The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC–” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D                                       Debt is rated “D” when the issue is in payment default, or the obligor has filed for bankruptcy. The “D” rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (—): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr                                    The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L                                        The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

*                                         Continuance of the rating is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.                        Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer’s actual or implied senior debt rating is “AAA”, its subordinated or junior debt is rated “AAA” or “AA+”. If an issuer’s actual or implied senior debt rating is lower than “AAA” but higher than “BB+”, its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is “A”, subordinated debt normally would be rated “A–”. If an issuer’s actual or implied senior debt rating is “BB+” or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and speculative grades

The term “investment grade” was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, “AAA”, “AA”, “A”, “BBB”, generally are recognized as being investment grade. Debt rated “BB” or below generally is referred to as speculative grade. The term “junk bond” is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH’S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA                     Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA                              Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A                                       High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB                     Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB                                                                              Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B                                                                                       Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C                              High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D                              Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments and letters of credit).

Moody’s description of its three highest short-term debt ratings:

Prime-1                 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•                                          Leading market positions in well-established industries.

•                                          High rates of return on funds employed.

•                                          Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•                                          Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•                                          Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2                 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3                 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P’s description of its three highest short-term debt ratings:

A-1                            This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2                            Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3                            Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch’s description of its three highest short-term debt ratings:

F1                                  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2                                  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3                                  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

PART C: OTHER INFORMATION

Item 28.  Exhibits:

(a)  Agreement and Declaration of Trust of the Registrant, dated October 20, 1995, is herein incorporated by reference to the Registrant's Initial Registration Statement, filed on December 1, 1995.

(b)  Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 13 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004.

(c)  Not applicable.

(d)(1)  Investment Advisory Agreement between the Registrant and SEI Investment Management Corporation is herein incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, filed on March 1, 1996.

(d)(2)  Schedule B to the Investment Advisory Agreement between the Registrant and SEI Investment Management Corporation, dated September 17, 2003, is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 12 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on November 12, 2003.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2003.

(e)(2)  Schedule A to the Distribution Agreement, dated December 5, 2005, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(f)  Not applicable.

(g)(1)  Custodian Agreement between the Registrant and Wachovia Bank, N.A., dated September 17, 2004, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 14 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on June 1, 2005.

(g)(2)  Amendment and Assignment of Custodian Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 17 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on June 1, 2007.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 13 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004.

(h)(2)  Class I Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2002.

(h)(3)  Class D Shareholder Service Plan and Agreement, dated April 1, 1996, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(h)(4)  Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(h)(5)  Class A Administrative Services Agreement between the Registrant and GWFS Equities, Inc. (for the Diversified Conservative Income, Diversified Conservative, Diversified Moderate Growth, Diversified Global Growth and Diversified Global Stock Funds), dated July 21, 2005, is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(i)  Opinion and Consent of Counsel will be filed in a later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm will be filed in a later Amendment.

(k)  Not applicable.

(l)  Not applicable.

(m)(1)  Rule 12b-1 Distribution Plan, Class D Shares, is herein incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed March 1, 1996.

(m)(2)  Amended Schedule B to Class D Rule 12b-1 Distribution Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2004.

(n)(1)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated March 11, 2002, is herein incorporated by reference to Exhibit (o)(2) of Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 25, 2002.

(n)(2)  Amended Schedule A to the 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (o)(2) of Post-Effective Amendment No. 16 of Registrant's Registration Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(o)  Reserved.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on May 27, 2010.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008.

(p)(4)  The Code of Ethics for SEI Asset Allocation Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 16 of Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(q)(1)  Powers of Attorney for William M. Doran, James M. Williams, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Stephen F. Panner, Robert A. Nesher and Nina Lesavoy are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 16 of Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 28, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 17 of the Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445) filed with the SEC on June 1, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File Nos. 033-64875 and 811-07445), filed with the SEC on July 29, 2008.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the investment adviser (SIMC) and the distributor (SIDCo.) of the Registrant, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Adviser:

The following table describes other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of the adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's table was provided to the Registrant by the adviser for inclusion in this Registration Statement.

Adviser

SEI Investments Management Corporation ("SIMC") is the investment adviser for the Trust. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Investment Advisers Act of 1940.

SEI Investments Management Corporation

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services, Inc.
SEI Trust Company
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President Director Vice President Director Director Management Committee Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Trust Company
SEI Funds, Inc
SEI Investments, Inc
SEI Global Investments Corp.
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc
SEI Primus Holding Corp
SEI Global Services, Inc
SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital Investments,
Inc
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global, Limited
Ireland
Larington Limited
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Investments Canada
Company	Executive Vice President, Chief
Compliance Officer, Assistant
Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President,
Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President,
Secretary
Vice President, Assistant
Secretary
Director, Senior Vice President,
Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Secretary
Director
Director
Director
Director
Director
Director
Vice President, Secretary
Vice President, Secretary
Manager
Vice President, Secretary
Vice President, Assistant
Secretary
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services Inc
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc
SEI Investments—Global Fund
Services Limited
SEI Investments Global
	(Bermuda) Ltd	Executive Vice President Director Director, Senior Vice President Director Chairman of the Board, Chief Executive Officer Director Director, President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp
SEI Global Services, Inc
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd
UK/GER/NL
SEI Global Nominee Ltd
SEI European Services Limited
U.K.
SEI Asset Korea, Co. Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Investments Global, Limited
Ireland
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President President Senior Vice President Director Managing Director Director Director Director, Chairman of the Board Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Kathy Heilig Vice President & Treasurer	SEI Investments Company SEI Funds Inc SEI Investments, Inc SEI Global Investments Corp SEI Insurance Group, Inc SEI Advanced Capital Management, Inc SEI Primus Holding Corp	Vice President, Controller &
Chief Accounting Officer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Director, Vice President &
Treasurer
Vice President, Treasurer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Global Services, Inc.
SEI Global Capital Investments,
Inc
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc
SEI Ventures, Inc
SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc
SEI Investments Global Funds
Services	Treasurer
Director, Vice President,
Treasurer
Vice President, Treasurer
Vice President, Assistant
Secretary & Treasurer
Director, Vice President,
Treasurer
Manager, Vice President,
Treasurer
Director, Vice President,
Treasurer
Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SEI Funds Inc SEI Global Services Inc SEI SIMC Holdings, LLC SEI Investments Global (Bermuda) Ltd SIMC Subsidiary LLC SEI Investments Global Funds Services	Vice President—Legal, Assistant Secretary Vice President Vice President & Assistant Secretary Manager Vice President Manager General Counsel, Vice President & Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Felicity Jay Vice President & Assistant Secretary	—	—

David McCann Vice President & Assistant Secretary	—	—

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

J. Celeste S. Burns Vice President & Assistant Secretary	—	—

Stephanie Cavanagh Chief Compliance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kevin Crowe Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Private Trust Company	Trust Officer

John Fisher Vice President	—	—

Linda Kerr Vice President	—	—

Paul Klauder Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc SEI Investments Canada Company	Vice President Vice President

James Micelli Vice President	SEI Global Services Inc	Vice President

James V. Morris Vice President	SEI Global Services Inc	Vice President

Stephen Onofrio Vice President	SEI Global Services Inc	Vice President

Alison Saunders Vice President	SEI Global Services Inc	Vice President

Sandra Schaufler Vice President	—	—

John Scarpato Vice President	SEI Global Services Inc	Vice President

Sean Simko Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services Inc	Vice President

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Institutional Investments Trust	June 14, 1996

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

BlackRock Funds III (f/k/a Barclays Global Investors Funds)	March 31, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Global X Funds	October 24, 2008

FaithShares Trust	August 7, 2009

Schwab Strategic Trust	October 12, 2009

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin P. Barr	President & Chief Executive Officer	—

Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

John C. Munch	General Counsel & Secretary	—

Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

Robert M. Silvestri	Vice President	—

John P. Coary	Vice President & Assistant Secretary	—

John J. Cronin	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, OH 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 to Registration Statement No. 033-64875 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 17th day of September, 2010.

SEI ASSET ALLOCATION TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	September 17, 2010

	* William M. Doran	Trustee	September 17, 2010

	*	Trustee	September 17, 2010

George J. Sullivan, Jr.

	*	Trustee	September 17, 2010

James M. Storey

	/s/ Robert A. Nesher	Trustee	September 17, 2010

Robert A. Nesher

	*	Trustee	September 17, 2010

Nina Lesavoy

	*	Trustee	September 17, 2010

James M. Williams

	*	Trustee	September 17, 2010

Mitchell A. Johnson

	*	Trustee	September 17, 2010

Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	President & Chief	September 17, 2010

	Robert A. Nesher	Executive Officer

	/s/ Stephen F. Panner	Controller & Chief	September 17, 2010

	Stephen F. Panner	Financial Officer

*By:	/s/ Robert A. Nesher Robert A. Nesher

Attorney-in-Fact